Statement of Investments
January 31, 2025 (Unaudited)
abrdn China A Share Equity Fund

	Shares	Value
COMMON STOCKS—93.3%
CHINA—93.3%
Consumer Discretionary—17.1%
BYD Co. Ltd., A Shares (Stock Connect)(a)	16,900	$ 636,374
BYD Co. Ltd., H Shares	2,000	70,280
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	9,795	81,728
Fuyao Glass Industry Group Co. Ltd., A Shares (Stock Connect)(a)	92,838	758,286
Midea Group Co. Ltd.(b)	18,300	177,911
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	72,942	738,219
Zhejiang Shuanghuan Driveline Co. Ltd., A Shares (Stock Connect)(a)	68,800	329,125
		2,791,923
Consumer Staples—12.7%
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Stock Connect)(a)	18,571	104,523
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)(a)	107,300	410,063
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	5,163	1,017,469
Proya Cosmetics Co. Ltd., A Shares (Stock Connect)(a)	34,893	401,147
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(a)	43,620	136,339
		2,069,541
Energy —0.0%
G3 Exploration Ltd.(b)(c)(d)(e)	53,000	–
Financials—19.2%
Bank of Ningbo Co. Ltd., A Shares (Stock Connect)(a)	94,616	341,884
China Construction Bank Corp., A Shares (Stock Connect)(a)	90,700	105,866
China Construction Bank Corp., H Shares	403,000	327,927
China Merchants Bank Co. Ltd., A Shares (Stock Connect)(a)	142,932	796,531
CITIC Securities Co. Ltd., A Shares (Stock Connect)(a)	92,200	340,043
CITIC Securities Co. Ltd., H Shares	77,500	211,151
Jiangsu Changshu Rural Commercial Bank Co. Ltd., A Shares (Stock Connect)(a)	237,100	240,419
Ping An Insurance Group Co. of China Ltd., A Shares (Stock Connect)(a)	69,837	487,724
Ping An Insurance Group Co. of China Ltd., H Shares	48,500	273,088
		3,124,633
Health Care—6.5%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(a)	61,927	104,768
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares (Stock Connect)(a)	27,680	167,572
Hangzhou Tigermed Consulting Co. Ltd., A Shares (Stock Connect)(a)	33,367	224,051
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(a)	39,255	240,128
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	9,910	316,129
		1,052,648
Shares		Value

Industrials—27.1%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	128,488	$ 217,800
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	34,902	1,234,325
Guangzhou Baiyun International Airport Co. Ltd., A Shares (Stock Connect)(a)	151,700	195,280
Jiangsu Hengli Hydraulic Co. Ltd., A Shares (Stock Connect)(a)	37,700	320,369
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	150,662	476,138
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)	19,210	87,338
Shenzhen Envicool Technology Co. Ltd., A Shares (Stock Connect)(a)	30,000	167,584
Shenzhen Inovance Technology Co. Ltd., A Shares (Stock Connect)(a)	41,789	345,115
Sieyuan Electric Co. Ltd., A Shares (Stock Connect)(a)	34,739	383,804
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	41,809	412,288
Yutong Bus Co. Ltd., A Shares (Stock Connect)(a)	121,700	474,419
Zhejiang Weixing New Building Materials Co. Ltd., A Shares (Stock Connect)(a)	59,900	99,840
		4,414,300
Information Technology—6.4%
Foxconn Industrial Internet Co. Ltd., A Shares (Stock Connect)(a)	18,100	53,290
Hundsun Technologies, Inc., A Shares (Stock Connect)(a)	37,995	135,511
Luxshare Precision Industry Co. Ltd., A Shares (Stock Connect)(a)	79,270	438,174
NAURA Technology Group Co. Ltd., A Shares(a)	3,100	160,413
SG Micro Corp., A Shares (Stock Connect)(a)	22,113	255,906
		1,043,294
Materials—2.3%
Satellite Chemical Co. Ltd., A Shares (Stock Connect)(a)	100,000	274,328
Wanhua Chemical Group Co. Ltd., A Shares (Stock Connect)(a)	10,517	98,760
		373,088
Utilities—2.0%
ENN Natural Gas Co. Ltd., A Shares (Stock Connect)(a)	115,600	323,199
Total China		15,192,626
Total Common Stocks		15,192,626
EXCHANGE-TRADED FUNDS—3.5%
KraneShares Bosera MSCI China A 50 Connect Index ETF	25,027	573,369
Total Exchange-Traded Funds		573,369

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn China A Share Equity Fund

Shares		Value
SHORT-TERM INVESTMENT—3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(f)	542,124	$ 542,124
Total Short-Term Investment		542,124
Total Investments (Cost $17,696,561)—100.1%		16,308,119
Liabilities in Excess of Other Assets—(0.1%)		(16,985)
Net Assets—100.0%		$16,291,134

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of January 31, 2025.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
Amounts listed as “–” are $0 or round to $0.
ETF	Exchange-Traded Fund

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—98.4%
AUSTRALIA—0.7%
Materials—0.7%
Rio Tinto PLC, ADR	11,600	$ 700,756
BRAZIL—1.6%
Industrials—1.0%
CCR SA	494,800	950,814
Materials—0.6%
Vale SA, ADR	57,500	534,175
Total Brazil		1,484,989
CANADA—1.3%
Energy—1.3%
Enbridge, Inc.	28,400	1,228,016
CHINA—1.5%
Communication Services—0.8%
Tencent Holdings Ltd.	15,100	794,489
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	113,700	640,209
Total China		1,434,698
DENMARK—1.8%
Financials—1.2%
Tryg AS	55,300	1,120,298
Health Care—0.6%
Novo Nordisk AS, Class B	7,500	633,184
Total Denmark		1,753,482
FRANCE—5.4%
Consumer Discretionary—0.9%
LVMH Moet Hennessy Louis Vuitton SE	1,210	885,000
Consumer Staples—1.9%
Danone SA	14,100	987,634
Pernod Ricard SA	7,300	833,727
		1,821,361
Energy—0.9%
TotalEnergies SE, ADR	14,300	829,829
Industrials—0.6%
Teleperformance SE	6,249	585,167
Utilities—1.1%
Engie SA	60,800	1,003,679
Total France		5,125,036
GERMANY—4.1%
Communication Services—1.1%
Deutsche Telekom AG	31,300	1,050,082
Consumer Discretionary—0.9%
Mercedes-Benz Group AG	14,400	876,098
Financials—1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,900	1,029,861
Utilities—1.0%
RWE AG	30,000	929,663
Total Germany		3,885,704
HONG KONG—0.6%
Financials—0.6%
Hong Kong Exchanges & Clearing Ltd.	14,500	567,525
Shares		Value

IRELAND—1.0%
Information Technology—1.0%
Accenture PLC, Class A	2,500	$ 962,375
ISRAEL—0.7%
Energy—0.7%
Energean PLC	56,600	648,525
JAPAN—1.3%
Financials—1.3%
Mitsubishi UFJ Financial Group, Inc.	99,800	1,262,110
NETHERLANDS—3.7%
Financials—1.3%
ING Groep NV, Series N	71,800	1,193,380
Information Technology—2.4%
ASML Holding NV	1,500	1,109,645
BE Semiconductor Industries NV	9,600	1,224,301
		2,333,946
Total Netherlands		3,527,326
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	96,500	1,230,836
SOUTH KOREA—0.5%
Materials—0.5%
LG Chem Ltd.(a)	2,600	421,682
SPAIN—0.8%
Consumer Discretionary—0.8%
Amadeus IT Group SA	10,000	731,775
TAIWAN—2.1%
Information Technology—2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,600	2,009,472
UNITED KINGDOM—5.4%
Consumer Discretionary—0.9%
Playtech PLC(a)	53,100	483,914
Taylor Wimpey PLC	271,100	401,498
		885,412
Financials—1.4%
London Stock Exchange Group PLC	9,200	1,369,033
Health Care—1.3%
AstraZeneca PLC, ADR	17,900	1,266,604
Industrials—1.0%
BAE Systems PLC	62,400	943,253
Real Estate—0.8%
UNITE Group PLC, REIT	67,300	712,828
Total United Kingdom		5,177,130
UNITED STATES—64.6%
Communication Services—3.7%
Alphabet, Inc., Class C	16,900	3,474,640
Consumer Discretionary—5.9%
Genuine Parts Co.	7,700	895,125
Lowe's Cos., Inc.	5,600	1,456,224
NIKE, Inc., Class B	10,400	799,760
TJX Cos., Inc.	12,500	1,559,875
Wyndham Hotels & Resorts, Inc.	9,019	947,175
		5,658,159

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Staples—5.2%
Coca-Cola Co.	17,500	$ 1,110,900
Keurig Dr. Pepper, Inc.	36,500	1,171,650
Mondelez International, Inc., Class A	15,000	869,850
Nestle SA	9,800	832,418
Target Corp.	7,000	965,370
		4,950,188
Energy—2.1%
Schlumberger NV	16,700	672,676
Williams Cos., Inc.	24,000	1,330,320
		2,002,996
Financials—9.7%
Bank of America Corp.	28,500	1,319,550
Blackstone, Inc.	5,900	1,044,949
CME Group, Inc.	4,600	1,087,992
Fidelity National Information Services, Inc.	13,600	1,107,992
Goldman Sachs Group, Inc.	2,700	1,729,080
JPMorgan Chase & Co.	6,700	1,790,910
MetLife, Inc.	13,500	1,167,885
		9,248,358
Health Care—9.6%
AbbVie, Inc.	7,800	1,434,420
CVS Health Corp.	13,700	773,776
Eli Lilly & Co.	600	486,648
Johnson & Johnson	4,100	623,815
Medtronic PLC	11,400	1,035,348
Merck & Co., Inc.	10,400	1,027,728
Roche Holding AG	4,000	1,257,487
Sanofi SA	13,100	1,423,734
UnitedHealth Group, Inc.	2,000	1,084,980
		9,147,936
Industrials—6.3%
FedEx Corp.	3,100	821,097
Ferrovial SE	22,825	974,246
Honeywell International, Inc.	4,300	961,996
Norfolk Southern Corp.	4,600	1,174,380
Schneider Electric SE	4,200	1,065,224
Waste Management, Inc.	4,700	1,035,222
		6,032,165
Information Technology—15.1%
Amdocs Ltd.	12,900	1,137,651
Shares		Value

Analog Devices, Inc.	5,000	$ 1,059,450
Apple, Inc.	14,500	3,422,000
Broadcom, Inc.	13,800	3,053,526
Cisco Systems, Inc.	21,200	1,284,720
Microsoft Corp.	8,500	3,528,010
Oracle Corp.	5,300	901,318
		14,386,675
Materials—1.9%
Linde PLC	2,700	1,198,801
Newmont Corp.	15,300	653,616
		1,852,417
Real Estate—2.0%
American Tower Corp., REIT	4,800	887,760
Gaming & Leisure Properties, Inc., REIT	20,200	977,478
		1,865,238
Utilities—3.1%
CMS Energy Corp.	16,500	1,089,000
FirstEnergy Corp.	22,200	883,560
NextEra Energy, Inc.	13,600	973,216
		2,945,776
Total United States		61,564,548
Total Common Stocks		93,715,985
PREFERRED STOCKS—1.1%
SOUTH KOREA—1.1%
Information Technology—1.1%
Samsung Electronics Co. Ltd.	37,700	1,106,513
Total Preferred Stocks		1,106,513
Total Investments (Cost $68,829,623)—99.5%		94,822,498
Other Assets in Excess of Liabilities—0.5%		438,658
Net Assets—100.0%		$95,261,156

(a)	Non-income producing security.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

As of January 31, 2025, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/10/2025	Goldman Sachs & Co.	USD	8,375,546	EUR	8,000,000	$8,325,379	$50,167

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—91.7%
BRAZIL—3.8%
Consumer Staples—2.0%
Raia Drogasil SA	1,873	$ 6,759
Energy—1.8%
PRIO SA(a)	838	5,878
Total Brazil		12,637
CHINA—20.7%
Consumer Discretionary—3.7%
Midea Group Co. Ltd.(a)	1,300	12,638
Health Care—4.3%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(b)	4,800	8,187
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	195	6,271
		14,458
Industrials—11.2%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	605	21,571
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	3,180	10,132
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	603	5,995
		37,698
Real Estate—1.5%
China Resources Land Ltd.	1,630	4,962
Total China		69,756
INDIA—18.5%
Consumer Discretionary—5.2%
Mahindra & Mahindra Ltd., GDR(c)(d)	508	17,475
Consumer Staples—3.6%
ITC Ltd., GDR(c)	2,337	12,080
Industrials—4.3%
Larsen & Toubro Ltd., GDR(c)	356	14,560
Materials—5.4%
UltraTech Cement Ltd., GDR(c)(d)	136	18,037
Total India		62,152
INDONESIA—2.7%
Communication Services—2.7%
Telkom Indonesia Persero Tbk. PT	56,100	9,035
MEXICO—2.7%
Materials—2.7%
Grupo Mexico SAB de CV	1,829	8,928
POLAND—2.1%
Industrials—2.1%
InPost SA(a)	440	7,198
SAUDI ARABIA—8.8%
Energy—2.6%
Saudi Arabian Oil Co.(c)	1,179	8,724
Financials—6.2%
Al Rajhi Bank	794	20,941
Total Saudi Arabia		29,665
Shares		Value

SOUTH KOREA—12.1%
Industrials—6.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	71	$ 11,254
Samsung C&T Corp.	66	5,410
Samsung E&A Co. Ltd.	521	6,427
		23,091
Information Technology—5.3%
SK Hynix, Inc.	132	17,771
Total South Korea		40,862
TAIWAN—12.6%
Information Technology—12.6%
Accton Technology Corp.	516	11,849
Chroma ATE, Inc.	674	7,590
MediaTek, Inc.	316	13,685
Yageo Corp.	565	9,170
		42,294
UNITED ARAB EMIRATES—7.7%
Consumer Discretionary—0.9%
Talabat Holding PLC(a)	8,059	3,116
Financials—3.5%
Abu Dhabi Islamic Bank PJSC	2,765	11,743
Real Estate—3.3%
Aldar Properties PJSC	5,351	11,133
Total United Arab Emirates		25,992
Total Common Stocks		308,519
PREFERRED STOCKS—12.6%
BRAZIL—2.8%
Financials—2.8%
Itausa SA	5,707	9,306
SOUTH KOREA—9.8%
Information Technology—9.8%
Samsung Electronics Co. Ltd.	1,120	32,873
Total Preferred Stocks		42,179
SHORT-TERM INVESTMENT—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(e)	71	71
Total Short-Term Investment		71
Total Investments (Cost $361,137)—104.3%		350,769
Liabilities in Excess of Other Assets—(4.3%)		(14,446)
Net Assets—100.0%		$336,323

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 10.6% of net assets as of January 31, 2025.
(e)	The rate shown is the 7 day yield as of January 31, 2025.

GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Emerging Markets Dividend Fund

Shares		Value
COMMON STOCKS—90.1%
BRAZIL—3.4%
Communication Services—1.6%
Telefonica Brasil SA	135,703	$ 1,204,458
Energy—0.2%
PRIO SA(a)	21,949	153,950
Financials—1.1%
B3 SA - Brasil Bolsa Balcao	172,481	330,261
Itau Unibanco Holding SA	85,985	438,602
		768,863
Health Care—0.5%
Odontoprev SA	192,558	372,329
Total Brazil		2,499,600
CHILE—0.4%
Materials—0.4%
Sociedad Quimica y Minera de Chile SA, ADR	8,032	317,585
CHINA—23.4%
Communication Services—8.6%
Autohome, Inc., ADR	12,619	353,584
NetEase, Inc.	86,700	1,782,134
Tencent Holdings Ltd.	79,200	4,167,123
		6,302,841
Consumer Discretionary—9.1%
Alibaba Group Holding Ltd.	132,000	1,619,175
ANTA Sports Products Ltd.	107,000	1,138,398
Fu Shou Yuan International Group Ltd.	783,000	431,460
JD.com, Inc., A Shares (Stock Connect)(b)	28,450	578,696
Li Auto, Inc., A Shares (Stock Connect)(a)(b)	55,800	656,762
Li Ning Co. Ltd.	391,000	808,556
Midea Group Co. Ltd.(a)	68,600	666,926
PDD Holdings, Inc., ADR(a)	4,187	468,567
Zhongsheng Group Holdings Ltd.	182,000	287,830
		6,656,370
Consumer Staples—2.2%
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)(b)	56,600	998,175
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(b)	189,200	596,198
		1,594,373
Financials—1.0%
China Construction Bank Corp., H Shares	547,000	445,102
Ping An Insurance Group Co. of China Ltd., H Shares	46,000	259,012
		704,114
Health Care—0.7%
Hangzhou Tigermed Consulting Co. Ltd., H Shares(c)	41,300	149,231
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	12,600	405,224
		554,455
Shares		Value

Industrials—1.8%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	20,800	$ 741,611
SITC International Holdings Co. Ltd.	233,000	554,116
		1,295,727
Total China		17,107,880
COLOMBIA—0.2%
Energy—0.2%
Geopark Ltd.	18,084	165,649
GEORGIA—1.5%
Financials—1.5%
Bank of Georgia Group PLC	19,000	1,120,187
GREECE—1.1%
Financials—1.1%
National Bank of Greece SA	94,292	817,095
HONG KONG—1.8%
Consumer Staples—1.4%
Budweiser Brewing Co. APAC Ltd.(c)	1,077,400	986,378
Financials—0.4%
AIA Group Ltd.	41,200	289,642
Total Hong Kong		1,276,020
INDIA—11.4%
Consumer Discretionary—1.0%
Mahindra & Mahindra Ltd., GDR(c)(d)	21,126	726,734
Financials—7.9%
HDFC Bank Ltd., ADR	61,976	3,758,225
ICICI Bank Ltd., ADR	68,488	1,963,551
		5,721,776
Information Technology—2.5%
Infosys Ltd., ADR	84,069	1,845,315
Total India		8,293,825
INDONESIA—4.9%
Communication Services—1.6%
Telkom Indonesia Persero Tbk. PT	7,354,200	1,184,390
Financials—3.3%
Bank Mandiri Persero Tbk. PT	3,372,500	1,239,133
Bank Rakyat Indonesia Persero Tbk. PT	4,596,300	1,186,890
		2,426,023
Total Indonesia		3,610,413
KAZAKHSTAN—1.6%
Energy—0.4%
NAC Kazatomprom JSC, GDR(c)	7,655	292,038
Financials—1.0%
Kaspi.KZ JSC, GDR	7,222	686,812
Industrials—0.2%
Air Astana JSC, GDR(a)(c)(d)	26,358	158,148
Total Kazakhstan		1,136,998
LATVIA—0.0%
Financials—0.0%
Parex Bank(a)(d)	1,424,182	–
MACAO—0.9%
Consumer Discretionary—0.9%
Sands China Ltd.(a)	277,600	667,354

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn Emerging Markets Dividend Fund

Shares		Value
COMMON STOCKS (continued)
MALAYSIA—1.4%
Communication Services—0.7%
Telekom Malaysia Bhd.	357,400	$ 527,698
Financials—0.7%
RHB Bank Bhd.	354,594	511,259
Total Malaysia		1,038,957
MEXICO—6.8%
Financials—1.6%
Grupo Financiero Banorte SAB de CV, Class O	164,432	1,141,390
Industrials—2.0%
Grupo Aeroportuario del Centro Norte SAB de CV	70,496	665,633
Grupo Aeroportuario del Sureste SAB de CV, B Shares	27,853	757,819
		1,423,452
Materials—3.2%
Grupo Mexico SAB de CV	483,574	2,360,463
Total Mexico		4,925,305
PERU—1.0%
Financials—1.0%
Credicorp Ltd.	3,794	694,681
PHILIPPINES—0.6%
Industrials—0.6%
Asian Terminals, Inc.(d)	1,411,100	415,790
SAUDI ARABIA—0.8%
Financials—0.8%
Saudi National Bank	65,736	598,767
SINGAPORE—1.5%
Information Technology—0.2%
AEM Holdings Ltd.	142,337	155,263
Real Estate—1.3%
Capitaland India Trust, UNIT	1,236,100	926,035
Total Singapore		1,081,298
SOUTH AFRICA—2.0%
Communication Services—1.0%
Vodacom Group Ltd.	119,773	700,516
Financials—0.8%
Sanlam Ltd.	140,065	610,341
Materials—0.2%
Anglo American Platinum Ltd.	4,804	168,541
Total South Africa		1,479,398
SOUTH KOREA—3.9%
Financials—0.9%
Shinhan Financial Group Co. Ltd.	18,481	643,764
Industrials—2.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	5,781	916,303
Samsung C&T Corp.	4,486	367,745
Samsung E&A Co. Ltd.	25,846	318,809
		1,602,857
Information Technology—0.6%
SK Hynix, Inc.	3,162	425,699
Shares		Value

Materials—0.2%
Hansol Chemical Co. Ltd.	2,173	$ 137,598
Total South Korea		2,809,918
TAIWAN—19.4%
Industrials—0.4%
Sporton International, Inc.	49,000	301,469
Information Technology—19.0%
Accton Technology Corp.	27,000	620,011
Alchip Technologies Ltd.	3,000	279,089
Chroma ATE, Inc.	108,000	1,216,218
Delta Electronics, Inc.	44,000	573,322
Hon Hai Precision Industry Co. Ltd.	72,000	384,454
MediaTek, Inc.	54,000	2,338,579
Sinbon Electronics Co. Ltd.	29,000	230,669
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,371	2,380,178
Taiwan Semiconductor Manufacturing Co. Ltd.	160,000	5,339,694
Yageo Corp.	29,870	484,784
		13,846,998
Total Taiwan		14,148,467
THAILAND—0.4%
Communication Services—0.4%
Digital Telecommunications Infrastructure Fund, UNIT	1,173,600	292,302
UNITED ARAB EMIRATES—1.7%
Consumer Discretionary—0.4%
Americana Restaurants International PLC	463,517	296,556
Energy—0.3%
ADNOC Drilling Co. PJSC	139,389	204,925
Real Estate—0.7%
Aldar Properties PJSC	251,639	523,544
Utilities—0.3%
National Central Cooling Co. PJSC	306,826	243,921
Total United Arab Emirates		1,268,946
Total Common Stocks		65,766,435
EXCHANGE-TRADED FUNDS—3.6%
iShares MSCI India ETF	52,157	2,659,485
Total Exchange-Traded Funds		2,659,485
PREFERRED STOCKS—7.0%
BRAZIL—1.9%
Energy—1.9%
Petroleo Brasileiro SA	219,983	1,418,735
SOUTH KOREA—5.1%
Information Technology—5.1%
Samsung Electronics Co. Ltd.	126,079	3,700,479
Total Preferred Stocks		5,119,214
Total Investments (Cost $81,586,369)—100.7%		73,545,134
Liabilities in Excess of Other Assets—(0.7%)		(515,720)
Net Assets—100.0%		$73,029,414

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Emerging Markets Dividend Fund

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 2.2% of net assets as of January 31, 2025.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—93.5%
BRAZIL—6.7%
Consumer Discretionary—1.7%
MercadoLibre, Inc.(a)	1,392	$ 2,675,688
Consumer Staples—1.1%
Raia Drogasil SA	474,470	1,712,267
Energy—1.6%
PRIO SA(a)	351,327	2,464,198
Financials—1.5%
NU Holdings Ltd., Class A(a)	177,352	2,348,140
Industrials—0.8%
Localiza Rent a Car SA	236,790	1,250,795
Total Brazil		10,451,088
CANADA—0.5%
Materials—0.5%
Capstone Copper Corp.(a)	132,601	742,679
CHILE—0.6%
Materials—0.6%
Sociedad Quimica y Minera de Chile SA, ADR	22,619	894,355
INDIA—25.3%
Communication Services—1.9%
Bharti Airtel Ltd.	93,549	1,750,917
Info Edge India Ltd.	14,158	1,258,296
		3,009,213
Consumer Discretionary—2.4%
Indian Hotels Co. Ltd.	213,987	1,882,827
Mahindra & Mahindra Ltd.	54,466	1,878,253
		3,761,080
Consumer Staples—3.2%
Hindustan Unilever Ltd.	55,248	1,574,733
ITC Ltd.	662,244	3,413,502
		4,988,235
Financials—8.2%
360 ONE WAM Ltd.	69,867	812,160
Cholamandalam Financial Holdings Ltd.	50,926	893,562
Cholamandalam Investment & Finance Co. Ltd.	112,638	1,671,808
HDFC Bank Ltd.	122,815	2,404,964
ICICI Bank Ltd.	326,913	4,705,018
SBI Life Insurance Co. Ltd.(b)	133,533	2,282,953
		12,770,465
Health Care—1.0%
Torrent Pharmaceuticals Ltd.	41,767	1,575,741
Industrials—2.6%
Havells India Ltd.	77,095	1,389,282
ITC Hotels Ltd.(a)	66,224	123,860
KEI Industries Ltd.	17,421	809,508
Larsen & Toubro Ltd.	43,539	1,784,766
		4,107,416
Information Technology—1.8%
Tata Consultancy Services Ltd.	60,558	2,866,735
Materials—1.0%
UltraTech Cement Ltd.	11,936	1,593,756
Real Estate—1.2%
Godrej Properties Ltd.(a)	67,201	1,794,612
Shares		Value

Utilities—2.0%
Power Grid Corp. of India Ltd.	915,890	$ 3,184,348
Total India		39,651,601
INDONESIA—2.7%
Communication Services—1.0%
Telkom Indonesia Persero Tbk. PT	9,344,000	1,504,846
Financials—1.7%
Bank Negara Indonesia Persero Tbk. PT	9,459,600	2,752,084
Total Indonesia		4,256,930
KAZAKHSTAN—2.9%
Energy—1.4%
NAC Kazatomprom JSC, GDR(b)(c)	57,724	2,202,170
Financials—1.5%
Kaspi.KZ JSC	11,184	1,118,369
Kaspi.KZ JSC, GDR(b)	13,191	1,254,464
		2,372,833
Total Kazakhstan		4,575,003
MEXICO—4.4%
Consumer Staples—0.7%
Fomento Economico Mexicano SAB de CV, ADR	11,784	1,005,411
Industrials—1.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	23,302	1,761,631
Materials—2.6%
Grupo Mexico SAB de CV	361,407	1,764,131
Southern Copper Corp.	24,905	2,281,796
		4,045,927
Total Mexico		6,812,969
NETHERLANDS—0.7%
Information Technology—0.7%
ASML Holding NV	1,585	1,172,525
PERU—0.8%
Financials—0.8%
Credicorp Ltd.	6,868	1,257,531
POLAND—1.4%
Industrials—1.4%
InPost SA(a)	129,739	2,122,469
SAUDI ARABIA—7.0%
Consumer Discretionary—0.9%
Leejam Sports Co. JSC	29,877	1,451,353
Energy—1.6%
Saudi Arabian Oil Co.(b)	328,538	2,431,126
Financials—3.9%
Al Rajhi Bank	155,967	4,113,496
Saudi Tadawul Group Holding Co.	35,525	1,991,791
		6,105,287
Industrials—0.6%
Riyadh Cables Group Co.	27,022	1,020,627
Total Saudi Arabia		11,008,393
SOUTH AFRICA—0.7%
Financials—0.7%
Sanlam Ltd.	244,321	1,064,642

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SOUTH KOREA—8.1%
Financials—1.3%
Shinhan Financial Group Co. Ltd.	60,546	$ 2,109,048
Health Care—0.9%
Samsung Biologics Co. Ltd.(a)(b)	1,816	1,343,106
Industrials—4.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	22,141	3,509,403
Samsung C&T Corp.	20,529	1,682,891
Samsung E&A Co. Ltd.	117,593	1,450,504
		6,642,798
Information Technology—1.7%
SK Hynix, Inc.	19,255	2,592,293
Total South Korea		12,687,245
TAIWAN—25.0%
Consumer Discretionary—1.4%
Makalot Industrial Co. Ltd.	146,880	1,554,841
Poya International Co. Ltd.	43,875	648,432
		2,203,273
Information Technology—23.6%
Accton Technology Corp.	104,000	2,388,193
Chroma ATE, Inc.	319,000	3,592,347
Delta Electronics, Inc.	203,000	2,645,097
Globalwafers Co. Ltd.(c)	98,579	1,015,929
MediaTek, Inc.	51,000	2,208,658
Taiwan Semiconductor Manufacturing Co. Ltd.	716,000	23,895,129
Yageo Corp.	75,352	1,222,948
		36,968,301
Total Taiwan		39,171,574
TURKEY—0.5%
Consumer Staples—0.5%
Coca-Cola Icecek AS	484,601	769,571
UNITED ARAB EMIRATES—4.6%
Consumer Discretionary—0.9%
Talabat Holding PLC(a)	3,748,447	1,449,149
Financials—1.5%
Abu Dhabi Islamic Bank PJSC	537,544	2,283,031
Shares		Value

Real Estate—1.2%
Aldar Properties PJSC	923,962	$ 1,922,336
Utilities—1.0%
Emirates Central Cooling Systems Corp.	3,198,012	1,523,671
Total United Arab Emirates		7,178,187
UNITED STATES—1.6%
Information Technology—1.6%
Globant SA(a)	11,893	2,537,015
Total Common Stocks		146,353,777
PREFERRED STOCKS—5.6%
BRAZIL—1.2%
Financials—1.2%
Itausa SA	1,153,395	1,880,862
SOUTH KOREA—4.4%
Information Technology—4.4%
Samsung Electronics Co. Ltd.	235,566	6,913,974
Total Preferred Stocks		8,794,836
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(d)	1,705,682	1,705,682
Total Short-Term Investment		1,705,682
Total Investments (Cost $153,148,767)—100.2%		156,854,295
Liabilities in Excess of Other Assets—(0.2%)		(274,978)
Net Assets—100.0%		$156,579,317

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.4% of net assets as of January 31, 2025.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—92.4%
BRAZIL—3.5%
Consumer Discretionary—1.0%
MercadoLibre, Inc.(a)	5,946	$ 11,429,342
Consumer Staples—0.7%
Raia Drogasil SA	2,072,426	7,478,968
Energy—0.7%
PRIO SA(a)	1,048,597	7,354,830
Financials—1.1%
NU Holdings Ltd., Class A(a)	871,217	11,534,913
Total Brazil		37,798,053
CHINA—25.5%
Communication Services—6.5%
Tencent Holdings Ltd.	1,334,100	70,193,914
Consumer Discretionary—10.1%
Alibaba Group Holding Ltd.	2,728,500	33,469,091
ANTA Sports Products Ltd.	1,556,200	16,556,776
Meituan, Class B(a)(b)	1,129,800	21,502,977
Midea Group Co. Ltd.(a)	1,266,500	12,312,845
Midea Group Co. Ltd., A Shares (Stock Connect)(c)	963,411	9,829,983
Trip.com Group Ltd.(a)	234,750	16,487,450
		110,159,122
Consumer Staples—1.2%
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)	67,206	13,352,442
Financials—1.7%
PICC Property & Casualty Co. Ltd., H Shares	10,977,900	17,836,120
Health Care—1.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	336,797	10,831,600
Industrials—4.3%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	695,581	24,800,515
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	3,740,679	11,918,278
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(c)	976,398	9,707,145
		46,425,938
Real Estate—0.7%
China Resources Land Ltd.	2,638,000	8,030,065
Total China		276,829,201
HONG KONG—1.4%
Financials—1.4%
AIA Group Ltd.	2,103,600	14,788,611
INDIA—19.8%
Communication Services—1.2%
Bharti Airtel Ltd.	711,135	13,310,012
Consumer Discretionary—2.5%
Indian Hotels Co. Ltd.	1,429,316	12,576,252
Mahindra & Mahindra Ltd.	423,065	14,589,341
		27,165,593
Consumer Staples—1.2%
Hindustan Unilever Ltd.	468,521	13,354,246
Shares		Value

Financials—6.4%
Cholamandalam Investment & Finance Co. Ltd.	622,319	$ 9,236,651
HDFC Bank Ltd.	1,275,394	24,974,769
ICICI Bank Ltd.	1,593,609	22,935,639
SBI Life Insurance Co. Ltd.(b)	735,928	12,581,830
		69,728,889
Health Care—1.2%
Torrent Pharmaceuticals Ltd.	339,445	12,806,223
Industrials—1.0%
Havells India Ltd.	588,134	10,598,407
Information Technology—1.8%
Tata Consultancy Services Ltd.	423,655	20,055,262
Materials—1.3%
UltraTech Cement Ltd.	105,087	14,031,753
Real Estate—0.6%
Godrej Properties Ltd.(a)	225,784	6,029,592
Utilities—2.6%
Power Grid Corp. of India Ltd.	8,164,558	28,386,371
Total India		215,466,348
INDONESIA—2.6%
Communication Services—1.0%
Telkom Indonesia Persero Tbk. PT	65,346,500	10,524,018
Financials—1.6%
Bank Negara Indonesia Persero Tbk. PT	59,803,400	17,398,615
Total Indonesia		27,922,633
KAZAKHSTAN—0.7%
Financials—0.7%
Kaspi.KZ JSC, GDR	79,665	7,576,141
MEXICO—5.0%
Consumer Staples—1.0%
Fomento Economico Mexicano SAB de CV, ADR	128,523	10,965,582
Industrials—0.9%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	374,356	10,185,403
Materials—3.1%
Grupo Mexico SAB de CV	2,345,712	11,450,090
Southern Copper Corp.	237,587	21,767,721
		33,217,811
Total Mexico		54,368,796
PERU—0.5%
Financials—0.5%
Credicorp Ltd.	29,232	5,352,379
POLAND—0.7%
Industrials—0.7%
InPost SA(a)	459,786	7,521,882
RUSSIA—0.0%
Energy —0.0%
LUKOIL PJSC, ADR(a)(d)(e)	625,991	–
Novatek PJSC(d)(e)	267,284	–
		–

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
RUSSIA (continued)
Financials—0.0%
Sberbank of Russia PJSC(d)(e)	6,211,074	$ –
Total Russia		–
SAUDI ARABIA—3.7%
Energy—1.3%
Saudi Arabian Oil Co.(b)	2,018,004	14,932,890
Financials—2.4%
Al Rajhi Bank	981,690	25,891,231
Total Saudi Arabia		40,824,121
SOUTH AFRICA—0.8%
Financials—0.8%
Sanlam Ltd.	2,118,540	9,231,652
SOUTH KOREA—4.7%
Financials—1.0%
Shinhan Financial Group Co. Ltd.	300,411	10,464,460
Industrials—2.3%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	69,382	10,997,218
Samsung C&T Corp.	87,907	7,206,289
Samsung E&A Co. Ltd.	562,875	6,943,037
		25,146,544
Information Technology—1.4%
SK Hynix, Inc.	116,116	15,632,649
Total South Korea		51,243,653
TAIWAN—19.0%
Information Technology—19.0%
Accton Technology Corp.	711,000	16,326,971
Delta Electronics, Inc.	1,598,000	20,821,997
MediaTek, Inc.	514,000	22,259,811
Taiwan Semiconductor Manufacturing Co. Ltd.	4,099,017	136,796,844
Yageo Corp.	632,819	10,270,522
		206,476,145
UNITED ARAB EMIRATES—3.5%
Consumer Discretionary—1.0%
Talabat Holding PLC(a)	27,003,235	10,439,442
Financials—1.3%
Abu Dhabi Islamic Bank PJSC	3,344,665	14,205,299
Shares		Value

Real Estate—1.2%
Aldar Properties PJSC	6,497,181	$ 13,517,620
Total United Arab Emirates		38,162,361
UNITED STATES—1.0%
Information Technology—1.0%
Globant SA(a)	53,521	11,417,100
Total Common Stocks		1,004,979,076
PREFERRED STOCKS—4.5%
BRAZIL—1.1%
Financials—1.1%
Itausa SA	7,149,697	11,659,142
SOUTH KOREA—3.4%
Information Technology—3.4%
Samsung Electronics Co. Ltd.	1,271,040	37,305,627
Total Preferred Stocks		48,964,769
SHORT-TERM INVESTMENT—3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(f)	42,114,068	42,114,068
Total Short-Term Investment		42,114,068
Total Investments (Cost $1,018,418,947)—100.8%		1,096,057,913
Liabilities in Excess of Other Assets—(0.8%)		(8,956,237)
Net Assets—100.0%		$1,087,101,676

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of January 31, 2025.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Focused U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—98.4%
CANADA—6.5%
Consumer Discretionary—3.8%
Aritzia, Inc.(a)	9,674	$ 465,279
Financials—2.7%
TMX Group Ltd.	10,883	336,820
Total Canada		802,099
INDIA—1.5%
Industrials—1.5%
WNS Holdings Ltd.(a)	3,078	188,527
ISRAEL—4.6%
Information Technology—4.6%
Camtek Ltd.	2,359	223,020
JFrog Ltd.(a)	10,024	348,434
		571,454
UNITED STATES—85.8%
Communication Services—1.7%
Integral Ad Science Holding Corp.(a)	20,218	212,491
Consumer Discretionary—11.6%
Boot Barn Holdings, Inc.(a)	2,347	377,515
Brinker International, Inc.(a)	2,095	381,227
Steven Madden Ltd.	5,254	215,677
Stride, Inc.(a)	3,457	466,349
		1,440,768
Consumer Staples—3.0%
Vita Coco Co., Inc.(a)	9,808	367,212
Energy—4.0%
Magnolia Oil & Gas Corp., Class A	6,551	155,259
Northern Oil & Gas, Inc.	4,208	151,277
SM Energy Co.	4,950	187,902
		494,438
Financials—17.6%
Donnelley Financial Solutions, Inc.(a)	5,091	337,890
Live Oak Bancshares, Inc.	5,817	206,445
PJT Partners, Inc., Class A	1,949	321,526
Seacoast Banking Corp. of Florida	12,862	365,924
Wintrust Financial Corp.	3,680	481,381
WSFS Financial Corp.	8,516	476,896
		2,190,062
Health Care—16.8%
Amicus Therapeutics, Inc.(a)	30,659	293,713
Shares		Value

ANI Pharmaceuticals, Inc.(a)	4,175	$ 244,822
Corcept Therapeutics, Inc.(a)	7,944	531,613
Integer Holdings Corp.(a)	2,383	338,910
Ligand Pharmaceuticals, Inc.(a)	2,690	313,520
Merit Medical Systems, Inc.(a)	3,417	372,043
		2,094,621
Industrials—12.3%
Atmus Filtration Technologies, Inc.	6,545	273,712
AZEK Co., Inc.(a)	6,225	318,907
Casella Waste Systems, Inc., Class A(a)	3,090	332,298
Enpro, Inc.	2,324	431,567
Griffon Corp.	2,327	176,317
		1,532,801
Information Technology—9.4%
Q2 Holdings, Inc.(a)	4,548	432,833
Vertex, Inc., Class A(a)	6,543	377,858
Workiva, Inc.(a)	3,585	352,119
		1,162,810
Materials—7.0%
Graphic Packaging Holding Co.	10,081	276,522
Knife River Corp.(a)	2,923	302,764
Materion Corp.	2,853	288,153
		867,439
Real Estate—2.4%
Terreno Realty Corp., REIT	4,610	301,586
Total United States		10,664,228
Total Common Stocks		12,226,308
SHORT-TERM INVESTMENT—2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(b)	290,363	290,363
Total Short-Term Investment		290,363
Total Investments (Cost $9,894,250)—100.7%		12,516,671
Liabilities in Excess of Other Assets—(0.7%)		(85,501)
Net Assets—100.0%		$12,431,170

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
COMMON STOCKS—99.5%
BRAZIL—3.1%
Consumer Discretionary—2.0%
MercadoLibre, Inc.(a)	424	$ 815,008
Industrials—1.1%
Orizon Valorizacao de Residuos SA(a)	61,268	434,450
Total Brazil		1,249,458
CANADA—2.5%
Industrials—2.5%
WSP Global, Inc.	5,951	1,009,870
CHINA—3.6%
Health Care—0.9%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)	10,700	344,119
Industrials—2.7%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)	30,800	1,098,155
Total China		1,442,274
DENMARK—3.7%
Health Care—2.5%
Novo Nordisk AS, Class B	11,996	1,012,758
Materials—1.2%
Novonesis (Novozymes), Class B	8,300	475,864
Total Denmark		1,488,622
INDONESIA—1.4%
Health Care—1.4%
Medikaloka Hermina Tbk. PT(b)	6,449,900	550,022
IRELAND—2.2%
Industrials—2.2%
Kingspan Group PLC	12,726	882,824
MEXICO—1.8%
Financials—1.8%
Gentera SAB de CV	556,040	726,914
NETHERLANDS—2.9%
Information Technology—2.9%
ASML Holding NV	1,590	1,176,223
SOUTH AFRICA—1.4%
Consumer Staples—1.4%
Clicks Group Ltd.	28,783	554,014
TAIWAN—7.2%
Industrials—1.6%
Voltronic Power Technology Corp.	11,610	655,293
Information Technology—5.6%
Sinbon Electronics Co. Ltd.	58,000	461,339
Taiwan Semiconductor Manufacturing Co. Ltd.	54,000	1,802,147
		2,263,486
Total Taiwan		2,918,779
UNITED KINGDOM—11.4%
Consumer Discretionary—1.9%
Coats Group PLC	644,569	767,233
Health Care—3.4%
AstraZeneca PLC	9,827	1,379,471
Shares		Value

Industrials—4.6%
RELX PLC	37,353	$ 1,854,816
Utilities—1.5%
SSE PLC	29,453	593,346
Total United Kingdom		4,594,866
UNITED STATES—58.3%
Health Care—9.4%
Insulet Corp.(a)	4,058	1,129,666
Merck & Co., Inc.	11,323	1,118,939
UnitedHealth Group, Inc.	2,822	1,530,907
		3,779,512
Industrials—24.7%
Advanced Drainage Systems, Inc.	7,610	920,125
Carlisle Cos., Inc.	2,378	926,136
Deere & Co.	888	423,185
Eaton Corp. PLC	1,726	563,435
Hubbell, Inc.	2,707	1,145,088
MSA Safety, Inc.	5,070	835,181
NEXTracker, Inc., Class A(a)	8,188	412,839
Schneider Electric SE	3,262	827,324
Tetra Tech, Inc.	25,000	920,000
Trane Technologies PLC	1,270	460,692
Veralto Corp.	9,710	1,003,917
Westinghouse Air Brake Technologies Corp.	7,303	1,518,440
		9,956,362
Information Technology—11.2%
Analog Devices, Inc.	4,379	927,866
Autodesk, Inc.(a)	2,889	899,461
Microsoft Corp.	6,446	2,675,477
		4,502,804
Materials—3.2%
Linde PLC	2,880	1,284,826
Real Estate—6.1%
Equinix, Inc., REIT	1,072	979,444
Prologis, Inc., REIT	12,241	1,459,739
		2,439,183
Utilities—3.7%
American Water Works Co., Inc.	7,125	888,060
NextEra Energy, Inc.	8,571	613,341
		1,501,401
Total United States		23,464,088
Total Common Stocks		40,057,954
SHORT-TERM INVESTMENT—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(c)	189,780	189,780
Total Short-Term Investment		189,780
Total Investments (Cost $36,407,336)—100.0%		40,247,734
Other Assets in Excess of Liabilities—0.0%		4,526
Net Assets—100.0%		$40,252,260

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Global Equity Impact Fund

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—99.9%
ARGENTINA—2.1%
Industrials—0.9%
Corp. America Airports SA(a)	17,604	$ 344,510
Materials—1.2%
Loma Negra Cia Industrial Argentina SA, ADR(a)	41,600	503,360
Total Argentina		847,870
AUSTRALIA—0.9%
Industrials—0.9%
Aurizon Holdings Ltd.	185,300	375,014
BRAZIL—3.9%
Industrials—3.2%
CCR SA	349,400	671,412
Rumo SA	200,000	629,700
		1,301,112
Utilities—0.7%
Serena Energia SA(a)	239,907	267,656
Total Brazil		1,568,768
CANADA—5.8%
Energy—3.3%
Enbridge, Inc.	30,800	1,331,944
Industrials—2.5%
Canadian Pacific Kansas City Ltd.	12,600	1,002,960
Total Canada		2,334,904
CHINA—0.5%
Information Technology—0.5%
GDS Holdings Ltd., ADR(a)	8,800	191,048
FRANCE—9.7%
Industrials—6.1%
Eiffage SA	8,300	741,496
Getlink SE	51,600	825,463
Vinci SA	8,100	876,524
		2,443,483
Utilities—3.6%
Engie SA	38,000	627,299
Veolia Environnement SA	28,100	801,802
		1,429,101
Total France		3,872,584
GERMANY—2.6%
Utilities—2.6%
RWE AG	34,000	1,053,618
HONG KONG—1.2%
Utilities—1.2%
CLP Holdings Ltd.	55,300	459,796
INDONESIA—0.6%
Communication Services—0.6%
Sarana Menara Nusantara Tbk. PT	5,845,200	227,018
ITALY—2.6%
Communication Services—1.5%
Infrastrutture Wireless Italiane SpA(b)	57,300	595,728
Utilities—1.1%
Enel SpA	64,180	456,171
Total Italy		1,051,899
Shares		Value

JAPAN—1.6%
Industrials—1.6%
Japan Airport Terminal Co. Ltd.	20,100	$ 652,805
MALAYSIA—2.7%
Industrials—2.7%
Malaysia Airports Holdings Bhd.	435,400	1,068,598
MEXICO—2.9%
Industrials—2.9%
Grupo Aeroportuario del Centro Norte SAB de CV	71,400	674,169
Promotora y Operadora de Infraestructura SAB de CV	51,400	478,356
		1,152,525
NIGERIA—1.2%
Communication Services—1.2%
IHS Holding Ltd.(a)	149,000	488,720
PHILIPPINES—1.9%
Industrials—1.9%
International Container Terminal Services, Inc.	127,810	763,150
SPAIN—7.9%
Communication Services—2.4%
Cellnex Telecom SA(a)(b)	29,062	973,379
Industrials—4.2%
Aena SME SA(b)	5,273	1,135,594
Sacyr SA	167,000	546,219
Sacyr SA(a)	4,175	13,695
		1,695,508
Utilities—1.3%
EDP Renovaveis SA	54,600	510,835
Total Spain		3,179,722
TANZANIA—2.1%
Communication Services—2.1%
Helios Towers PLC(a)	704,000	829,245
UNITED KINGDOM—3.9%
Industrials—1.1%
Mobico Group PLC(a)	495,300	451,380
Utilities—2.8%
National Grid PLC, ADR	7,548	463,447
SSE PLC	31,977	644,193
		1,107,640
Total United Kingdom		1,559,020
UNITED STATES—45.8%
Energy—9.7%
Cheniere Energy, Inc.	5,400	1,207,710
Kinder Morgan, Inc.	48,300	1,327,284
Williams Cos., Inc.	24,200	1,341,406
		3,876,400
Industrials—11.3%
CoreCivic, Inc.(a)	17,000	347,820
Dycom Industries, Inc.(a)	2,325	439,797
Ferrovial SE	26,113	1,114,589
Norfolk Southern Corp.	4,700	1,199,910
Union Pacific Corp.	3,100	768,149
Waste Management, Inc.	3,000	660,780
		4,531,045

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Real Estate—4.7%
American Tower Corp., REIT	5,900	$ 1,091,205
Crown Castle, Inc., REIT	8,900	794,592
		1,885,797
Utilities—20.1%
Altus Power, Inc.(a)	69,300	279,279
American Electric Power Co., Inc.	7,368	724,716
CenterPoint Energy, Inc.	31,700	1,032,469
Clearway Energy, Inc., Class C	26,200	679,366
CMS Energy Corp.	12,700	838,200
Duke Energy Corp.	3,838	429,818
FirstEnergy Corp.	14,100	561,180
IDACORP, Inc.	1,878	206,467
NextEra Energy Partners LP	25,300	266,662
NextEra Energy, Inc.	15,878	1,136,230
PPL Corp.	32,800	1,102,080
TXNM Energy, Inc.	16,700	807,445
		8,063,912
Total United States		18,357,154
Total Common Stocks		40,033,458
Shares		Value
SHORT-TERM INVESTMENT—0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(c)	75,221	$ 75,221
Total Short-Term Investment		75,221
Total Investments (Cost $33,929,782)—100.1%		40,108,679
Liabilities in Excess of Other Assets—(0.1%)		(22,505)
Net Assets—100.0%		$40,086,174

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The rate shown is the 7 day yield as of January 31, 2025.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS—95.9%
AUSTRALIA—4.0%
Financials—2.0%
Steadfast Group Ltd.	647,634	$ 2,326,580
Industrials—2.0%
ALS Ltd.	140,000	1,411,442
Johns Lyng Group Ltd.	443,013	1,014,525
		2,425,967
Total Australia		4,752,547
FRANCE—8.2%
Consumer Staples—3.5%
Interparfums SA	90,950	4,145,130
Energy—4.7%
Gaztransport Et Technigaz SA	37,139	5,673,380
Total France		9,818,510
GERMANY—6.4%
Communication Services—4.6%
CTS Eventim AG & Co. KGaA	56,968	5,555,026
Industrials—1.8%
Rational AG	2,363	2,099,827
Total Germany		7,654,853
INDIA—6.1%
Consumer Discretionary—1.8%
UNO Minda Ltd.	201,622	2,188,380
Health Care—3.5%
Poly Medicure Ltd.	153,848	4,140,328
Information Technology—0.8%
Newgen Software Technologies Ltd.	78,739	952,962
Total India		7,281,670
ISRAEL—6.4%
Information Technology—6.4%
CyberArk Software Ltd.(a)	12,660	4,696,607
Nova Ltd.(a)	11,961	2,932,598
		7,629,205
ITALY—4.1%
Consumer Discretionary—1.7%
Brunello Cucinelli SpA	15,701	2,018,582
Financials—1.0%
FinecoBank Banca Fineco SpA	63,383	1,203,336
Industrials—1.4%
Interpump Group SpA	34,844	1,643,832
Total Italy		4,865,750
JAPAN—16.7%
Consumer Discretionary—3.8%
Asics Corp.	204,300	4,553,873
Financials—0.7%
Nihon M&A Center Holdings, Inc.	212,700	830,083
Industrials—12.2%
BayCurrent, Inc.	66,900	2,852,745
Japan Elevator Service Holdings Co. Ltd.	255,000	4,935,778
Open Up Group, Inc.	127,000	1,542,835
Shares		Value

Sanwa Holdings Corp.	103,700	$ 3,245,600
SHO-BOND Holdings Co. Ltd.	64,400	2,086,898
		14,663,856
Total Japan		20,047,812
MEXICO—1.8%
Financials—1.8%
Regional SAB de CV	333,265	2,172,447
NORWAY—1.4%
Materials—1.4%
Borregaard ASA	96,921	1,738,271
POLAND—3.4%
Consumer Staples—3.4%
Dino Polska SA(a)(b)	36,452	4,036,527
SPAIN—1.9%
Consumer Discretionary—1.9%
CIE Automotive SA	83,906	2,236,501
SWEDEN—2.0%
Industrials—2.0%
AddTech AB, B Shares	82,582	2,410,417
TAIWAN—6.6%
Consumer Discretionary—2.0%
Makalot Industrial Co. Ltd.	226,720	2,400,010
Industrials—1.9%
Voltronic Power Technology Corp.	40,500	2,285,907
Information Technology—2.7%
Chroma ATE, Inc.	110,000	1,238,740
Sinbon Electronics Co. Ltd.	253,000	2,012,392
		3,251,132
Total Taiwan		7,937,049
THAILAND—2.4%
Information Technology—2.4%
Fabrinet(a)	13,592	2,938,726
UNITED KINGDOM—19.6%
Communication Services—4.7%
4imprint Group PLC	29,897	2,212,873
Gamma Communications PLC	203,594	3,377,595
		5,590,468
Consumer Discretionary—3.3%
Games Workshop Group PLC	22,291	4,006,779
Financials—6.1%
Alpha Group International PLC(b)	68,856	2,211,200
Intermediate Capital Group PLC	173,057	5,042,649
		7,253,849
Industrials—4.1%
Diploma PLC	88,627	4,962,466
Materials—1.4%
Hill & Smith PLC	66,702	1,634,690
Total United Kingdom		23,448,252
VIETNAM—4.9%
Information Technology—4.9%
FPT Corp.	956,258	5,825,399
Total Common Stocks		114,793,936

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
PREFERRED STOCKS—1.7%
GERMANY—1.7%
Industrials—1.7%
Jungheinrich AG	79,720	$ 2,060,381
Total Preferred Stocks		2,060,381
SHORT-TERM INVESTMENT—2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(c)	3,112,845	3,112,845
Total Short-Term Investment		3,112,845
Total Investments (Cost $98,359,512)—100.2%		119,967,162
Liabilities in Excess of Other Assets—(0.2%)		(260,306)
Net Assets—100.0%		$119,706,856

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.

PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Realty Income & Growth Fund

	Shares	Value
COMMON STOCKS—98.8%
UNITED STATES—98.8%
Data Center REITs—14.8%
Digital Realty Trust, Inc., REIT	13,837	$ 2,267,331
Equinix, Inc., REIT	3,587	3,277,298
		5,544,629
Health Care REITs—22.6%
American Healthcare REIT, Inc.	32,798	927,855
Healthpeak Properties, Inc., REIT	45,181	933,440
Omega Healthcare Investors, Inc., REIT	28,006	1,037,902
Ventas, Inc., REIT	29,192	1,763,781
Welltower, Inc., REIT	27,841	3,799,740
		8,462,718
Hotel & Resort REITs—2.7%
DiamondRock Hospitality Co., REIT	52,535	461,258
Host Hotels & Resorts, Inc., REIT	33,268	555,908
		1,017,166
Industrial REITs—8.4%
Prologis, Inc., REIT	26,416	3,150,108
Multi-Family Residential REITs—10.7%
AvalonBay Communities, Inc., REIT	8,397	1,860,019
Camden Property Trust, REIT	7,043	800,860
Essex Property Trust, Inc., REIT	4,644	1,321,543
		3,982,422
Office REITs—6.6%
BXP, Inc., REIT	11,599	848,351
Cousins Properties, Inc., REIT	15,307	467,322
Kilroy Realty Corp., REIT	9,739	380,016
Vornado Realty Trust, REIT	17,820	770,893
		2,466,582
Other Specialized REITs—4.0%
Iron Mountain, Inc., REIT	14,614	1,484,344
	Shares	Value

Retail REITs—18.0%
Brixmor Property Group, Inc., REIT	24,709	$ 643,916
Curbline Properties Corp., REIT	28,231	690,813
Kimco Realty Corp., REIT	30,535	685,511
Realty Income Corp., REIT	21,995	1,201,807
Regency Centers Corp., REIT	16,466	1,182,917
Simon Property Group, Inc., REIT	13,438	2,336,331
		6,741,295
Self Storage REITs—5.3%
Public Storage, REIT	6,694	1,998,025
Single-Family Residential REITs—5.7%
Invitation Homes, Inc., REIT	36,709	1,143,485
Sun Communities, Inc., REIT	7,893	998,465
		2,141,950
Total United States		36,989,239
Total Common Stocks		36,989,239
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class(a)	471,942	471,942
Total Short-Term Investment		471,942
Total Investments (Cost $30,921,512)—100.1%		37,461,181
Liabilities in Excess of Other Assets—(0.1%)		(28,376)
Net Assets—100.0%		$37,432,805

(a)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—99.5%
CANADA—5.1%
Consumer Discretionary—2.8%
Aritzia, Inc.(a)	216,202	$ 10,398,403
Financials—1.4%
TMX Group Ltd.	178,149	5,513,567
Industrials—0.9%
ATS Corp.(a)	124,950	3,379,629
Total Canada		19,291,599
INDIA—1.3%
Industrials—1.3%
WNS Holdings Ltd.(a)	77,211	4,729,174
ISRAEL—3.6%
Information Technology—3.6%
Camtek Ltd.	54,168	5,121,043
JFrog Ltd.(a)	239,229	8,315,600
		13,436,643
UNITED STATES—89.5%
Communication Services—1.8%
Integral Ad Science Holding Corp.(a)	656,898	6,903,998
Consumer Discretionary—11.7%
Boot Barn Holdings, Inc.(a)	53,057	8,534,218
Brinker International, Inc.(a)	54,679	9,949,938
La-Z-Boy, Inc.	144,134	6,803,125
Steven Madden Ltd.	170,999	7,019,509
Stride, Inc.(a)	85,063	11,474,999
		43,781,789
Consumer Staples—2.3%
Vita Coco Co., Inc.(a)	234,477	8,778,819
Energy—4.2%
Magnolia Oil & Gas Corp., Class A	199,298	4,723,363
Northern Oil & Gas, Inc.	151,769	5,456,095
SM Energy Co.	145,705	5,530,962
		15,710,420
Financials—19.0%
Banner Corp.	127,158	8,986,256
Donnelley Financial Solutions, Inc.(a)	135,242	8,976,011
First Interstate BancSystem, Inc., Class A	242,261	7,982,500
Live Oak Bancshares, Inc.	126,894	4,503,468
NMI Holdings, Inc.(a)	88,847	3,431,271
PJT Partners, Inc., Class A	35,633	5,878,376
Seacoast Banking Corp. of Florida	346,367	9,854,141
Wintrust Financial Corp.	83,459	10,917,272
WSFS Financial Corp.	190,282	10,655,792
		71,185,087
Health Care—16.6%
Alphatec Holdings, Inc.(a)	406,595	4,793,755
Amicus Therapeutics, Inc.(a)	507,741	4,864,159
ANI Pharmaceuticals, Inc.(a)	90,820	5,325,685
Catalyst Pharmaceuticals, Inc.(a)	194,318	4,383,814
CONMED Corp.	54,663	3,923,710
Corcept Therapeutics, Inc.(a)	156,040	10,442,197
Shares		Value

Integer Holdings Corp.(a)	72,705	$ 10,340,105
Ligand Pharmaceuticals, Inc.(a)	69,032	8,045,680
Merit Medical Systems, Inc.(a)	91,530	9,965,786
OmniAb, Inc. 12.5 Earnout(a)(b)(c)	58,211	–
OmniAb, Inc. 15.0 Earnout(a)(b)(c)	58,211	–
		62,084,891
Industrials—13.8%
Atmus Filtration Technologies, Inc.	225,228	9,419,035
AZEK Co., Inc.(a)	168,387	8,626,466
Casella Waste Systems, Inc., Class A(a)	82,952	8,920,658
Enpro, Inc.	54,493	10,119,350
Griffon Corp.	72,604	5,501,205
REV Group, Inc.	109,997	3,816,896
Werner Enterprises, Inc.	152,934	5,520,917
		51,924,527
Information Technology—9.7%
Cohu, Inc.(a)	162,457	3,721,890
Five9, Inc.(a)	111,964	4,589,404
Q2 Holdings, Inc.(a)	108,626	10,337,937
Vertex, Inc., Class A(a)	168,830	9,749,933
Workiva, Inc.(a)	80,520	7,908,674
		36,307,838
Materials—6.5%
Graphic Packaging Holding Co.	295,370	8,101,999
Knife River Corp.(a)	78,868	8,169,148
Materion Corp.	80,149	8,095,049
		24,366,196
Real Estate—1.9%
Terreno Realty Corp., REIT	111,424	7,289,358
Utilities—2.0%
ONE Gas, Inc.	106,174	7,500,131
Total United States		335,833,054
Total Common Stocks		373,290,470
SHORT-TERM INVESTMENT—0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(d)	3,371,695	3,371,695
Total Short-Term Investment		3,371,695
Total Investments (Cost $299,515,825)—100.4%		376,662,165
Liabilities in Excess of Other Assets—(0.4%)		(1,500,018)
Net Assets—100.0%		$375,162,147

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of January 31, 2025.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS—98.4%
CANADA—2.4%
Industrials—2.4%
Canadian Pacific Kansas City Ltd.	104,546	$ 8,321,862
IRELAND—2.8%
Information Technology—2.8%
Accenture PLC, Class A	25,518	9,823,154
ISRAEL—2.9%
Information Technology—2.9%
Nice Ltd., ADR(a)	62,004	10,301,345
UNITED STATES—90.3%
Consumer Discretionary—4.5%
TJX Cos., Inc.	127,677	15,932,813
Consumer Staples—3.5%
Procter & Gamble Co.	74,501	12,366,421
Financials—19.6%
American Express Co.	58,362	18,527,017
LPL Financial Holdings, Inc.	45,814	16,808,698
Mastercard, Inc., Class A	47,329	26,287,947
MSCI, Inc.	12,855	7,671,478
		69,295,140
Health Care—16.9%
Boston Scientific Corp.(a)	85,471	8,748,811
Danaher Corp.	36,296	8,084,571
Eli Lilly & Co.	14,538	11,791,481
Integer Holdings Corp.(a)	41,905	5,959,729
Merck & Co., Inc.	97,834	9,667,956
ResMed, Inc.	22,233	5,250,990
UnitedHealth Group, Inc.	18,720	10,155,413
		59,658,951
Industrials—11.3%
Advanced Drainage Systems, Inc.	40,972	4,953,925
Hubbell, Inc.	27,492	11,629,391
Tetra Tech, Inc.	189,125	6,959,800
Shares		Value

Trex Co., Inc.(a)	83,641	$ 6,091,574
Veralto Corp.	12,098	1,250,812
Waste Management, Inc.	40,436	8,906,433
		39,791,935
Information Technology—30.3%
Adobe, Inc.(a)	17,328	7,580,133
Amdocs Ltd.	101,856	8,982,681
Cadence Design Systems, Inc.(a)	31,469	9,365,804
Marvell Technology, Inc.	108,472	12,242,150
Microsoft Corp.	106,605	44,247,471
NVIDIA Corp.	105,198	12,631,124
ServiceNow, Inc.(a)	11,467	11,677,763
		106,727,126
Materials—2.2%
Linde PLC	17,781	7,932,460
Utilities—2.0%
American Water Works Co., Inc.	56,070	6,988,565
Total United States		318,693,411
Total Common Stocks		347,139,772
SHORT-TERM INVESTMENT—1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(b)	5,861,661	5,861,661
Total Short-Term Investment		5,861,661
Total Investments (Cost $251,931,730)—100.1%		353,001,433
Liabilities in Excess of Other Assets—(0.1%)		(235,220)
Net Assets—100.0%		$352,766,213

(a)	Non-income producing security.
(b)	The rate shown is the 7 day yield as of January 31, 2025.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
BANK LOANS—2.9%
Masorange Holdco Ltd., 2024 USD Term Loan B4(a)		992,500	$ 994,361
CD&R Firefly Bidco Ltd., 2024 GBP Term Loan B5(a)		650,000	804,758
Albion Financing 3 SARL, 2024 USD Term Loan B(a)		497,500	500,195
Total Bank Loans			2,299,314
CORPORATE BONDS—91.6%
ANGOLA—0.2%
Oil & Gas—0.2%
Azule Energy Finance PLC, 8.13%, 01/23/2030(b)		$200,000	202,000
AUSTRIA—0.3%
Holding Companies-Diversified Operations—0.3%
Benteler International AG, 9.38%, 05/15/2028(b)	EUR	200,000	219,224
BELGIUM—0.5%
Commercial Banks—0.5%
Belfius Bank SA, (fixed rate to 05/06/2031, variable rate thereafter), VRN, 6.13%, 05/06/2031(b)(c)		400,000	422,214
BRAZIL—1.4%
Chemicals—0.4%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(b)		$314,000	303,025
Food Products—0.8%
Minerva Luxembourg SA, 8.88%, 09/13/2033(b)		600,000	631,991
Oil & Gas Services—0.2%
Guara Norte SARL, 5.20%, 06/15/2034(b)(d)		232,407	216,084
Total Brazil			1,151,100
CANADA—2.2%
Diversified Telecommunication Services—0.5%
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), VRN, 5.25%, 03/15/2082(b)		405,000	396,745
Oil & Gas—0.6%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)(d)		461,000	460,140
Oil & Gas Services—0.5%
Enerflex Ltd., 9.00%, 10/15/2027(b)		379,000	393,420
Retail—0.6%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(b)		505,000	502,850
Total Canada			1,753,155
CHILE—0.6%
Airlines—0.6%
Latam Airlines Group SA, 7.88%, 04/15/2030(b)		473,000	475,365
	Shares or Principal Amount		Value

CHINA—0.1%
Real Estate—0.1%
Country Garden Holdings Co. Ltd., 3.13%, 10/22/2025(b)(e)		$200,000	$ 19,818
Kaisa Group Holdings Ltd.
9.75%, 09/28/2023(b)(e)		230,000	12,650
9.38%, 06/30/2024(b)(e)		495,000	27,225
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(b)(e)(f)		200,000	1,000
7.10%, 09/10/2024(b)(e)(f)		429,000	965
			61,658
COLOMBIA—0.9%
Oil, Gas & Consumable Fuels—0.9%
Ecopetrol SA
6.88%, 04/29/2030		307,000	302,884
8.38%, 01/19/2036		413,000	400,268
			703,152
FRANCE—3.4%
Commercial Banks—1.0%
Societe Generale SA, (fixed rate to 05/26/2026, variable rate thereafter), VRN, 4.75%, 05/26/2026(b)(c)		810,000	781,698
Diversified Telecommunication Services—0.5%
Iliad Holding SASU, 8.50%, 04/15/2031(b)		400,000	429,534
Entertainment—0.7%
Banijay Entertainment SAS, 8.13%, 05/01/2029(b)		552,000	573,855
Machinery-Diversified—0.5%
Nova Alexandre III SAS, FRN, 8.04%, 07/15/2029(a)(b)	EUR	353,000	365,069
Retail—0.7%
Bertrand Franchise Finance SAS, FRN, 6.49%, 07/18/2030(a)(b)		188,000	196,307
Mobilux Finance SAS, 4.25%, 07/15/2028(b)		400,000	404,594
			600,901
Total France			2,751,057
GERMANY—2.1%
Building Materials—0.7%
HT Troplast GmbH, 9.38%, 07/15/2028(b)		476,000	521,851
Chemicals—0.2%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/2029(b)		176,000	180,300
Commercial Banks—1.2%
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN, 7.13%, 04/30/2026(b)(c)	GBP	300,000	370,208
Landesbank Baden-Wuerttemberg, (fixed rate to 10/15/2030, variable rate thereafter), VRN, 6.75%, 10/15/2030(b)(c)	EUR	600,000	618,628
			988,836
Total Germany			1,690,987

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
HONG KONG—0.9%
Lodging—0.9%
Melco Resorts Finance Ltd.
5.75%, 07/21/2028(b)		$534,000	$ 510,077
5.38%, 12/04/2029(b)		200,000	184,352
			694,429
IRELAND—1.0%
Commercial Services & Supplies—1.0%
Cimpress PLC, 7.38%, 09/15/2032(b)		785,000	779,581
ISRAEL—0.8%
Pharmaceutical—0.8%
Teva Pharmaceutical Finance Netherlands III BV, 8.13%, 09/15/2031		591,000	661,734
ITALY—1.0%
Diversified Telecommunication Services—1.0%
Optics Bidco SpA, Series 2033, 6.38%, 11/15/2033(b)		342,000	337,985
Telecom Italia Capital SA
6.38%, 11/15/2033		258,000	254,145
7.20%, 07/18/2036		200,000	200,637
			792,767
JERSEY—1.0%
Auto Manufacturers—0.5%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(b)		385,000	382,103
Retail—0.5%
Waga Bondco Ltd., 8.50%, 06/15/2030(b)	GBP	324,000	401,155
Total Jersey			783,258
LUXEMBOURG—1.4%
Biotechnology—0.4%
Cidron Aida Finco SARL, 6.25%, 04/01/2028(b)		253,000	298,784
Chemicals—1.0%
INEOS Finance PLC, 7.50%, 04/15/2029(b)		$440,000	448,697
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(b)	EUR	330,000	348,920
			797,617
Entertainment—0.0%
LHMC Finco 2 SARL, 7.250% Cash or 8.000% PIK, 10/02/2025(b)(g)		7,359	7,643
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(b)(e)(f)(h)		60,500	–
Total Luxembourg			1,104,044
MEXICO—3.5%
Building Materials—0.8%
Cemex SAB de CV
(fixed rate to 06/08/2026, variable rate thereafter), VRN, 5.13%, 06/08/2026(b)(c)		$319,000	316,298
(fixed rate to 03/14/2028, variable rate thereafter), VRN, 9.13%, 03/14/2028(b)(c)		297,000	307,207
			623,505
	Shares or Principal Amount		Value

Oil, Gas & Consumable Fuels—2.7%
Petroleos Mexicanos
3.75%, 11/16/2025(b)	GBP	1,192,000	$ 1,425,493
5.35%, 02/12/2028		$784,000	719,382
			2,144,875
Total Mexico			2,768,380
NETHERLANDS—2.6%
Commercial Banks—0.6%
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(b)(c)	EUR	406,350	486,436
Commercial Services & Supplies—0.5%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031(b)	GBP	279,000	368,677
Food Products—0.8%
Flora Food Management BV, 6.88%, 07/02/2029(b)	EUR	400,000	427,443
Sigma Holdco BV, 7.88%, 05/15/2026(b)		$200,000	199,433
			626,876
Media—0.7%
Sunrise FinCo I BV, 4.88%, 07/15/2031(b)		200,000	185,614
Sunrise HoldCo IV BV, 5.50%, 01/15/2028(b)		233,000	230,218
Ziggo Bond Co. BV, 5.13%, 02/28/2030(b)		200,000	181,934
			597,766
Total Netherlands			2,079,755
NIGERIA—0.7%
Engineering & Construction—0.7%
IHS Holding Ltd.
7.88%, 05/29/2030(b)		265,000	260,627
8.25%, 11/29/2031(b)		300,000	294,489
			555,116
SLOVENIA—0.2%
Media—0.2%
Summer BidCo BV, 10.000% Cash or 10.750% PIK, 02/15/2029(b)(g)	EUR	128,585	136,396
SPAIN—1.0%
Commercial Banks—1.0%
Abanca Corp. Bancaria SA, (fixed rate to 07/14/2028, variable rate thereafter), VRN, 10.63%, 07/14/2028(b)(c)		200,000	240,579
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), VRN, Series 9, 6.50%, 03/05/2025(c)		$600,000	598,646
			839,225
SWITZERLAND—1.4%
Chemicals—1.4%
Consolidated Energy Finance SA
5.63%, 10/15/2028(b)		811,000	721,790
12.00%, 02/15/2031(b)		380,000	391,081
			1,112,871

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
TURKEY—0.3%
Metals & Mining—0.3%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(b)		$213,000	$ 219,494
UNITED KINGDOM—5.9%
Building Materials—0.6%
Project Grand U.K. PLC, 9.00%, 06/01/2029(b)	EUR	402,000	445,350
Commercial Services & Supplies—0.8%
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(b)		400,000	380,726
Belron U.K. Finance PLC, 5.75%, 10/15/2029(b)		$300,000	297,307
			678,033
Diversified Financial Services—0.9%
Jerrold Finco PLC, 7.88%, 04/15/2030(b)	GBP	406,000	510,950
Sherwood Financing PLC, 9.63%, 12/15/2029(b)		172,000	212,730
			723,680
Diversified Telecommunication Services—1.6%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(b)		$1,391,000	1,246,792
Entertainment—1.0%
888 Acquisitions Ltd., 7.56%, 07/15/2027(b)	EUR	200,000	209,295
Pinewood Finco PLC, 6.00%, 03/27/2030(b)	GBP	494,000	608,851
			818,146
Food Products—0.7%
Bellis Acquisition Co. PLC, 8.13%, 05/14/2030(b)		300,000	356,347
Iceland Bondco PLC, 10.88%, 12/15/2027(b)		150,000	195,155
			551,502
Media—0.3%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(b)		244,000	282,530
Total United Kingdom			4,746,033
UNITED STATES—57.0%
Advertising—0.4%
Summer BC Bidco B LLC, 5.50%, 10/31/2026(b)		$321,000	323,701
Agriculture—0.5%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)		407,000	405,028
Apparel—0.5%
Tapestry, Inc., 5.50%, 03/11/2035		385,000	379,451
Auto Parts & Equipment—1.9%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(b)		402,000	407,358
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/2028(b)		155,000	157,902
6.75%, 02/15/2030(b)		83,000	84,302
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029		642,000	598,929
	Shares or Principal Amount	Value

5.25%, 07/15/2031	$152,000	$ 139,315
5.63%, 04/30/2033	183,000	164,839
		1,552,645
Building Materials—2.5%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	322,000	316,272
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(b)	743,000	601,240
9.50%, 08/15/2029(b)	170,000	169,676
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	310,000	313,741
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	619,000	604,286
		2,005,215
Chemicals—1.1%
Celanese U.S. Holdings LLC, 6.58%, 07/15/2029	861,000	885,017
Coal—1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	960,000	885,091
Commercial Services & Supplies—1.7%
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	579,000	595,413
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(b)	884,000	753,590
		1,349,003
Diversified Financial Services—0.9%
Azorra Finance Ltd., 7.75%, 04/15/2030(b)	738,000	746,877
Diversified Telecommunication Services—1.7%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	416,000	416,837
8.63%, 03/15/2031(b)	459,000	490,384
U.S. Cellular Corp., 6.70%, 12/15/2033	397,000	424,666
		1,331,887
Electric Utilities—1.9%
NRG Energy, Inc.
6.00%, 02/01/2033(b)	193,000	188,568
7.00%, 03/15/2033(b)	403,000	433,260
6.25%, 11/01/2034(b)	369,000	363,591
PG&E Corp., (fixed rate to 12/15/2029, variable rate thereafter), VRN, 7.38%, 03/15/2055	241,000	234,156
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	303,000	323,211
		1,542,786
Electrical Components & Equipment—0.8%
EnerSys, 6.63%, 01/15/2032(b)	631,000	638,985
Energy Equipment & Services—3.1%
Hess Midstream Operations LP, 4.25%, 02/15/2030(b)	280,000	261,909
ITT Holdings LLC, 6.50%, 08/01/2029(b)	793,000	741,146

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	$452,000	$ 408,633
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)	957,000	1,053,488
		2,465,176
Entertainment—2.8%
Affinity Interactive, 6.88%, 12/15/2027(b)	1,631,000	1,384,640
CCM Merger, Inc., 6.38%, 05/01/2026(b)	843,000	842,730
		2,227,370
Food Products—2.2%
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(b)	368,000	380,422
9.63%, 09/15/2032(b)	592,000	616,808
U.S. Foods, Inc., 5.75%, 04/15/2033(b)	812,000	789,379
		1,786,609
Healthcare Providers & Services—1.4%
CHS/Community Health Systems, Inc.
8.00%, 12/15/2027(b)	168,000	166,921
6.13%, 04/01/2030(b)	111,000	72,789
5.25%, 05/15/2030(b)	415,000	353,817
10.88%, 01/15/2032(b)	487,000	501,597
		1,095,124
Home Furnishings—1.0%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	908,000	797,442
Housewares—0.6%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	478,000	476,080
Insurance—0.5%
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	392,000	401,435
Internet—1.0%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(b)	795,000	804,779
Iron/Steel—0.9%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032(b)	609,000	607,508
7.38%, 05/01/2033(b)	118,000	117,347
		724,855
Leisure Time—2.8%
Acushnet Co., 7.38%, 10/15/2028(b)	383,000	397,720
Carnival Corp., 7.63%, 03/01/2026(b)	158,000	158,273
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	1,051,000	892,320
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	431,000	437,730
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(b)	91,000	90,325
Sabre GLBL, Inc., 10.75%, 11/15/2029(b)	280,000	288,867
		2,265,235
Lodging—0.8%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(b)	592,000	608,570
	Shares or Principal Amount		Value

Machinery-Diversified—0.5%
Chart Industries, Inc., 7.50%, 01/01/2030(b)		$392,000	$ 409,535
Media—5.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)		890,000	789,546
4.75%, 02/01/2032(b)		1,332,000	1,185,278
4.25%, 01/15/2034(b)		196,000	160,126
CSC Holdings LLC
11.75%, 01/31/2029(b)		262,000	260,713
6.50%, 02/01/2029(b)		303,000	258,308
5.75%, 01/15/2030(b)		265,000	153,803
4.13%, 12/01/2030(b)		277,000	209,108
Univision Communications, Inc.
8.00%, 08/15/2028(b)		297,000	303,612
7.38%, 06/30/2030(b)		238,000	234,828
8.50%, 07/31/2031(b)		709,000	712,125
			4,267,447
Metals & Mining—0.8%
Novelis Corp., 3.88%, 08/15/2031(b)		684,000	599,169
Oil & Gas—2.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/2029(b)		306,000	313,824
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(b)		745,000	718,547
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)		482,000	480,403
Nabors Industries, Inc., 8.88%, 08/15/2031(b)		601,000	569,091
			2,081,865
Oil, Gas & Consumable Fuels—0.7%
Vital Energy, Inc.
9.75%, 10/15/2030		388,000	412,364
7.88%, 04/15/2032(b)		135,000	133,149
			545,513
Packaging & Containers—2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027(b)		220,000	218,833
3.00%, 09/01/2029(b)	EUR	200,000	178,692
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)		$308,000	310,729
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)		1,025,000	999,119
			1,707,373
Paper & Forest Products—1.2%
Magnera Corp., 7.25%, 11/15/2031(b)		1,001,000	987,236
Pharmaceutical—3.1%
Bausch Health Cos., Inc.
5.00%, 01/30/2028(b)		183,000	124,998
4.88%, 06/01/2028(b)		406,000	328,915
5.00%, 02/15/2029(b)		208,000	122,287
CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), VRN, 7.00%, 03/10/2055		386,000	389,884

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(b)		$222,000	$ 200,962
6.75%, 05/15/2034(b)		606,000	608,807
7.88%, 05/15/2034(b)		213,000	217,169
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030		499,000	470,517
			2,463,539
Pipelines—2.7%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)		953,000	999,510
Hess Midstream Operations LP, 6.50%, 06/01/2029(b)		442,000	450,938
Venture Global LNG, Inc.
(fixed rate to 09/30/2029, variable rate thereafter), VRN, 9.00%, 09/30/2029(b)(c)		477,000	497,069
7.00%, 01/15/2030(b)		207,000	211,570
			2,159,087
Real Estate Investment Trust (REIT) Funds—0.4%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/2032(b)		65,000	66,008
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)		259,000	276,918
			342,926
Retail—3.5%
Academy Ltd., 6.00%, 11/15/2027(b)		477,000	476,295
Macy's Retail Holdings LLC, 5.88%, 03/15/2030(b)		333,000	320,311
Staples, Inc., 10.75%, 09/01/2029(b)		714,000	699,751
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026		347,000	337,819
8.13%, 08/15/2029		920,000	930,064
			2,764,240
Software—2.0%
Cloud Software Group, Inc.
9.00%, 09/30/2029(b)		329,000	336,946
8.25%, 06/30/2032(b)		686,000	713,040
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(b)	EUR	507,000	536,481
			1,586,467
Total United States			45,612,758
ZAMBIA—1.2%
Metals & Mining—1.2%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(b)		$950,000	948,586
Total Corporate Bonds			73,264,339
Shares or Principal Amount		Value
EXCHANGE-TRADED FUNDS—1.5%
iShares iBoxx $ High Yield Corporate Bond ETF	15,100	$ 1,203,772
Total Exchange-Traded Funds		1,203,772
GOVERNMENT BONDS—0.9%
COLOMBIA—0.9%
Colombia Government International Bonds, 8.38%, 11/07/2054	$773,000	752,441
Total Government Bonds		752,441
SHORT-TERM INVESTMENT—4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.33%(i)	3,273,771	3,273,771
Total Short-Term Investment		3,273,771
Total Investments (Cost $82,308,892)—101.0%		80,793,637
Liabilities in Excess of Other Assets—(1.0%)		(800,627)
Net Assets—100.0%		$79,993,010

(a)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2025.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Sinkable security.
(e)	Security is in default.
(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of January 31, 2025.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(i)	The rate shown is the 7 day yield as of January 31, 2025.

ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

As of January 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
04/10/2025	Barclays Bank PLC	EUR	132,729	USD	136,720	$138,127	$1,407
04/10/2025	HSBC Bank PLC	EUR	105,754	USD	110,779	110,055	(724)
04/10/2025	Royal Bank of Canada	EUR	4,888,875	USD	5,063,046	5,087,718	24,672
04/10/2025	UBS AG	EUR	102,145	USD	105,959	106,299	340
						$5,442,199	$25,695

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
04/10/2025	Barclays Bank PLC	USD	180,992	GBP	145,000	$179,747	$1,245
04/10/2025	Deutsche Bank AG	USD	5,557,672	GBP	4,434,777	5,497,490	60,182
04/10/2025	Royal Bank of Canada	USD	222,485	GBP	178,731	221,561	924
United States Dollar/Euro
04/10/2025	HSBC Bank PLC	USD	1,806,596	EUR	1,713,533	1,783,226	23,370
04/10/2025	JPMorgan Chase Bank N.A.	USD	65,388	EUR	62,655	65,203	185
04/10/2025	UBS AG	USD	10,055,285	EUR	9,604,544	9,995,184	60,101
						$17,742,411	$146,007
Unrealized appreciation on forward foreign currency exchange contracts							$172,426
Unrealized depreciation on forward foreign currency exchange contracts							$(724)

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

	Principal Amount		Value
CORPORATE BONDS—57.1%
CANADA—1.7%
Electric Utilities—1.0%
TransAlta Corp., 7.75%, 11/15/2029		$224,000	$ 232,559
Oil & Gas Services—0.7%
Enerflex Ltd., 9.00%, 10/15/2027(a)		157,000	162,974
Total Canada			395,533
GEORGIA—1.2%
Transportation—1.2%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		336,000	293,654
GUATEMALA—1.8%
Electric Utilities—1.8%
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)		451,000	436,176
MEXICO—2.4%
Building Materials—2.4%
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), VRN, 9.13%, 03/14/2028(a)(b)		558,000	577,177
NETHERLANDS—2.1%
Media—2.1%
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	515,000	499,072
PERU—1.2%
Electric Utilities—1.2%
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)(c)		$316,000	292,903
SPAIN—1.4%
Diversified Telecommunication Services—1.4%
Telefonica Europe BV, (fixed rate to 02/03/2030, variable rate thereafter), VRN, 6.14%, 02/03/2030(a)(b)	EUR	300,000	335,116
UNITED KINGDOM—2.6%
Diversified Telecommunication Services—2.6%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(a)		$200,000	179,265
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/2031(a)	GBP	401,000	427,157
			606,422
UNITED STATES—42.7%
Building Materials—1.0%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)		$235,000	234,552
Commercial Services & Supplies—0.8%
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		180,000	185,103
Diversified Financial Services—8.4%
Azorra Finance Ltd., 7.75%, 04/15/2030(a)		227,000	229,730
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(a)(c)		1,000,000	984,875
Low Income Investment Fund, Series 2019, 3.39%, 07/01/2026		800,000	777,149
			1,991,754
	Principal Amount		Value

Diversified Telecommunication Services—2.2%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)		$276,000	$ 294,871
U.S. Cellular Corp., 6.70%, 12/15/2033		220,000	235,332
			530,203
Electric Utilities—6.0%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(a)		272,000	236,853
NRG Energy, Inc., 7.00%, 03/15/2033(a)		123,000	132,236
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)		409,000	436,282
Vistra Corp., (fixed rate to 12/15/2026, variable rate thereafter), VRN, 7.00%, 12/15/2026(a)(b)		635,000	637,123
			1,442,494
Electrical Components & Equipment—1.9%
EnerSys, 6.63%, 01/15/2032(a)		439,000	444,555
Energy Equipment & Services—2.2%
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)		487,000	536,101
Engineering & Construction—2.8%
LBJ Infrastructure Group LLC, 3.80%, 12/31/2057(a)(c)		1,000,000	662,857
Healthcare Providers & Services—6.8%
CommonSpirit Health, 3.91%, 10/01/2050		1,000,000	740,960
Toledo Hospital, 6.02%, 11/15/2048		1,000,000	885,000
			1,625,960
Internet—0.8%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(a)		180,000	182,214
Iron/Steel—0.2%
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033(a)		37,000	36,795
Machinery-Diversified—1.8%
Chart Industries, Inc., 9.50%, 01/01/2031(a)		407,000	438,819
Media—3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)		573,000	468,124
Univision Communications, Inc., 7.38%, 06/30/2030(a)		377,000	371,976
			840,100
Packaging & Containers—1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	358,000	319,859
Pipelines—1.5%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)		$343,000	359,740
Retail—1.5%
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029		347,000	350,796
Total United States			10,181,902
Total Corporate Bonds			13,617,955

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

Principal Amount		Value
MUNICIPAL BONDS —41.4%
CALIFORNIA—10.4%
California Infrastructure & Economic Development Bank
4.41%, 10/01/2049	$900,000	$ 680,607
VRDN, Series A-4, 8.00%, 01/01/2050(a)(d)	390,000	401,645
California Statewide Communities Development Authority, (AGM), Series B, 7.14%, 08/15/2047	740,000	781,187
City & County of San Francisco Community Facilities District No., Series B, 6.33%, 09/01/2051	590,000	608,482
Total California		2,471,921
FLORIDA—0.9%
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055	200,000	207,260
ILLINOIS—3.6%
Illinois Municipal Electric Agency, 7.29%, 02/01/2035	800,000	857,561
MARYLAND—4.1%
Maryland Economic Development Corp.
5.94%, 05/31/2057	470,000	477,832
Series A-2, 7.13%, 06/01/2025	500,000	501,675
Total Maryland		979,507
MASSACHUSETTS—4.2%
Massachusetts Development Finance Agency, Series E, 8.50%, 10/01/2026	1,000,000	1,010,944
NEW HAMPSHIRE—2.2%
New Hampshire Business Finance Authority, 3.25%, 04/01/2028	750,000	539,844
NEW YORK—7.3%
Dutchess County Local Development Corp., Series B, 5.92%, 07/01/2039	960,000	941,929
New York Transportation Development Corp., Series B, 6.97%, 06/30/2051	800,000	792,617
Total New York		1,734,546
Principal Amount		Value

TEXAS—4.3%
Port of Beaumont Navigation District, Series B, 10.00%, 07/01/2026(a)	$1,000,000	$ 1,020,657
WISCONSIN—4.4%
County of Fond Du Lac
(BAM), 6.18%, 11/01/2042(a)	650,000	648,171
(BAM), 6.20%, 05/01/2054(a)	400,000	394,012
Total Wisconsin		1,042,183
Total Municipal Bonds		9,864,423
Total Investments (Cost $23,280,789)—98.5%		23,482,378
Other Assets in Excess of Liabilities—1.5%		363,471
Net Assets—100.0%		$23,845,849

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)	Sinkable security.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Company
EUR	Euro Currency
GBP	British Pound Sterling
PLC	Public Limited Company
USD	U.S. Dollar
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

As of January 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
04/10/2025	Citibank N.A.	GBP	8,011	USD	9,783	$9,931	$148
04/10/2025	HSBC Bank PLC	GBP	6,220	USD	7,562	7,710	148
04/10/2025	JPMorgan Chase Bank N.A.	GBP	5,793	USD	7,119	7,181	62
Euro/United States Dollar
04/10/2025	JPMorgan Chase Bank N.A.	EUR	13,454	USD	13,843	14,001	158
						$38,823	$516

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
04/10/2025	Citibank N.A.	USD	7,555	GBP	6,112	$7,576	$(21)
04/10/2025	Deutsche Bank AG	USD	443,117	GBP	353,588	438,311	4,806
United States Dollar/Euro
04/10/2025	Goldman Sachs & Co.	USD	12,267	EUR	11,780	12,259	8
04/10/2025	HSBC Bank PLC	USD	12,165	EUR	11,694	12,169	(4)
04/10/2025	UBS AG	USD	1,173,253	EUR	1,120,660	1,166,187	7,066
						$1,636,502	$11,855
Unrealized appreciation on forward foreign currency exchange contracts							$12,396
Unrealized depreciation on forward foreign currency exchange contracts							$(25)

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —98.9%
ALABAMA—3.2%
Black Belt Energy Gas District, VRDN, Series D-1, 5.50%, 06/01/2049(a)	$145,000	$ 153,619
Mobile County Industrial Development Authority, Series 2024B, 4.75%, 12/01/2054	400,000	392,291
Southeast Energy Authority A Cooperative District, Series A, 5.00%, 11/01/2035	750,000	786,383
West Jefferson Industrial Development Board, VRDN, 1.80%, 12/01/2038(a)	100,000	100,000
Total Alabama		1,432,293
ARIZONA—0.2%
Maricopa County Industrial Development Authority, Series B, 5.00%, 07/01/2049(b)	100,000	98,240
CALIFORNIA—6.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, (AGM), Series B, 4.38%, 07/01/2049	100,000	97,674
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(a)	1,000,000	1,049,054
California Infrastructure & Economic Development Bank, VRDN, Series A-4, 8.00%, 01/01/2050(a)(b)	580,000	597,319
California School Finance Authority, 5.50%, 08/01/2047(b)	100,000	104,340
M-S-R Energy Authority
Series A, 6.50%, 11/01/2039	500,000	617,143
Series B, 6.13%, 11/01/2029	370,000	393,129
Total California		2,858,659
CONNECTICUT—3.6%
Connecticut State Health & Educational Facilities Authority, Series F, 5.00%, 07/01/2027	1,135,000	1,145,375
State of Connecticut, Series B, 3.00%, 06/01/2040	500,000	433,237
Total Connecticut		1,578,612
FLORIDA—4.8%
Capital Projects Finance Authority
Series 2024A-1, 5.25%, 06/01/2044(b)	125,000	127,700
Series A-1, 5.00%, 11/01/2048	315,000	307,408
Capital Trust Authority
Series A, 6.00%, 06/15/2054(b)	120,000	124,689
Series A, 6.13%, 06/15/2060(b)	195,000	202,883
City of Venice, Series B-3, 4.25%, 01/01/2030(b)	225,000	225,115
Florida Development Finance Corp.
(AGM), 5.00%, 07/01/2044	400,000	410,951
(AGM), 5.25%, 07/01/2053	200,000	207,629
Series A, 5.00%, 12/15/2039(b)	500,000	506,889
Total Florida		2,113,264
GEORGIA—1.2%
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2035	250,000	266,773
Series B, 5.00%, 06/01/2026	250,000	254,682
Total Georgia		521,455
Shares or Principal Amount		Value

ILLINOIS—0.5%
St. Clair County Community Unit School District No. 187 Cahokia
(AGM), Series A, 5.00%, 01/01/2049	$105,000	$ 108,569
(AGM), Series A, 5.00%, 01/01/2054	100,000	103,017
Total Illinois		211,586
INDIANA—4.3%
Indiana Finance Authority
Series A, 5.00%, 07/01/2049	215,000	216,249
Series A, 5.00%, 06/01/2053	450,000	453,774
Series A, 5.00%, 07/01/2054	165,000	165,937
Series A, 5.13%, 06/01/2058	1,050,000	1,064,518
Total Indiana		1,900,478
IOWA—1.4%
Iowa Finance Authority, Series A, 5.13%, 05/15/2059	600,000	598,893
LOUISIANA—0.0%
Louisiana Public Facilities Authority, (Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	9,998
MARYLAND—0.8%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2026	345,000	349,871
MINNESOTA—3.2%
JPMorgan Chase Putters/Drivers Trust, VRDN, 2.33%, 03/20/2027(a)(b)	1,400,000	1,400,000
MISSISSIPPI—4.1%
Mississippi Business Finance Corp., VRDN, Series A, 3.38%, 11/01/2032(a)	1,825,000	1,825,000
NEW HAMPSHIRE—3.9%
New Hampshire Business Finance Authority
VRDN (HUD), Series A, 4.15%, 10/20/2040(a)	250,000	244,540
Series 2, 4.25%, 07/20/2041	707,777	691,422
Series A, 5.25%, 07/01/2048	250,000	262,080
New Hampshire Health & Education Facilities Authority Act
Series A, 5.00%, 08/01/2035	250,000	258,289
Series A, 5.00%, 08/01/2036	245,000	252,493
Total New Hampshire		1,708,824
NEW JERSEY—6.1%
New Jersey Transportation Trust Fund Authority, Series A, 5.00%, 12/15/2034	1,150,000	1,217,894
New Jersey Turnpike Authority, Series B, 4.13%, 01/01/2054	1,000,000	983,753
Newark Housing Authority, 4.00%, 01/01/2037	500,000	501,621
Total New Jersey		2,703,268
NEW YORK—12.1%
Build NYC Resource Corp.
5.25%, 07/01/2052	100,000	102,693
Series A, 4.75%, 06/15/2053	850,000	815,368
City of Elmira
5.00%, 07/01/2025(b)	85,000	85,569
5.00%, 07/01/2033(b)	625,000	643,250

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
Metropolitan Transportation Authority
(BAM), Series A, 4.00%, 11/15/2048	$220,000	$ 208,350
Series A1, 5.00%, 11/15/2027	695,000	711,059
Nassau County Local Economic Assistance Corp., 5.00%, 07/01/2030	1,000,000	1,000,672
New York City Municipal Water Finance Authority, Series EE, 5.00%, 06/15/2037	295,000	305,797
New York State Dormitory Authority, (AGC), 5.50%, 10/01/2054	85,000	92,218
New York Transportation Development Corp.
AMT, 4.00%, 10/31/2034	250,000	242,679
Series A-P3, 5.25%, 01/01/2050	1,000,000	999,791
Suffolk Regional Off-Track Betting Co., 5.00%, 12/01/2034	100,000	103,260
Total New York		5,310,706
NORTH CAROLINA—0.6%
North Carolina Medical Care Commission
Series 2024B-1, 4.25%, 10/01/2028	30,000	30,109
Series A, 5.13%, 10/01/2054	210,000	214,848
Total North Carolina		244,957
OHIO—5.5%
Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 06/01/2055	1,605,000	1,443,592
Ohio Higher Educational Facility Commission, Series B, 4.00%, 07/01/2046	1,085,000	985,830
Total Ohio		2,429,422
PENNSYLVANIA—2.1%
Pennsylvania Turnpike Commission Registration Fee Revenue, (AGM), Series A, 5.25%, 07/15/2029	850,000	928,873
PUERTO RICO—0.2%
Puerto Rico Electric Power Authority, (NPFG), Series V, 5.25%, 07/01/2026	100,000	99,439
SOUTH CAROLINA—2.6%
South Carolina Jobs-Economic Development Authority
5.50%, 11/15/2044	165,000	173,174
Series A, 5.00%, 12/01/2039(b)	1,000,000	966,807
Total South Carolina		1,139,981
TENNESSEE—2.8%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	105,000	107,533
Metropolitan Nashville Airport Authority, Series B, 5.00%, 07/01/2040	1,000,000	1,001,596
Shelby County Health & Educational Facilities Board, Series A1, 5.25%, 06/01/2056(b)	125,000	125,843
Total Tennessee		1,234,972
Shares or Principal Amount		Value

TEXAS—20.6%
Arlington Higher Education Finance Corp.
(PSF-GTD), 4.00%, 08/15/2050	$1,000,000	$ 922,838
Series A, 4.75%, 08/15/2044	500,000	480,541
Series A, 5.00%, 08/15/2049	135,000	132,253
VRDN, Series A, 4.88%, 06/15/2056(a)(b)	190,000	191,292
City of Houston Airport System Revenue, Series B, 5.25%, 07/15/2033	500,000	530,511
Clifton Higher Education Finance Corp.
(PSF-GTD), 4.00%, 08/15/2049	200,000	186,993
(PSF-GTD), Series A, 4.00%, 08/15/2044	190,000	184,044
(PSF-GTD), Series A, 4.13%, 08/15/2049	40,000	38,230
Series A, 6.25%, 06/15/2053(b)	600,000	606,524
(PSF-GTD), Series A, 4.25%, 08/15/2053	65,000	65,607
Series A, 6.00%, 06/15/2054(b)	50,000	49,586
Harris County Cultural Education Facilities Finance Corp., 4.00%, 12/01/2045	1,250,000	1,175,565
Harris County Health Facilities Development Corp., Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	915,000	946,997
Harris County Industrial Development Corp., VRDN, 4.05%, 11/01/2050(a)	500,000	498,537
Matagorda County Navigation District No. 1, Series B-1, 4.00%, 06/01/2030	1,000,000	1,000,273
Port of Beaumont Navigation District
Series A, 5.00%, 01/01/2039(b)	200,000	204,507
Series A, 4.00%, 01/01/2050(b)	1,000,000	841,611
Tarrant County Cultural Education Facilities Finance Corp., Series A, 4.00%, 02/15/2036	1,000,000	997,588
Total Texas		9,053,497
UTAH—1.5%
City of Salt Lake City Airport Revenue, Series B, 5.00%, 07/01/2042	100,000	102,086
Utah Charter School Finance Authority, VRDN, Series A, 5.88%, 04/15/2048(a)(b)	570,000	565,440
Total Utah		667,526
WASHINGTON—0.5%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	225,000	235,707
WISCONSIN—6.6%
Public Finance Authority
6.25%, 02/01/2039(b)	655,000	671,321
5.00%, 11/15/2044	310,000	324,487
5.00%, 02/01/2054	120,000	120,431
Series A, 5.00%, 07/01/2038	1,000,000	1,016,715
Series A, 5.00%, 06/01/2044	130,000	131,928
Series A, 5.00%, 06/15/2044	190,000	190,732
Series A, 5.00%, 12/15/2044(b)	55,000	55,103
Series A, 5.25%, 06/01/2054	85,000	86,288
Series A, 5.00%, 12/15/2054(b)	50,000	48,502
Wisconsin Health & Educational Facilities Authority, Series A, 5.00%, 04/01/2035	250,000	257,199
Total Wisconsin		2,902,706
Total Municipal Bonds		43,558,227

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.2%
BlackRock Liquidity Funds MuniCash, Institutional shares	71,458	$ 71,465
Total Short-Term Investment		71,465
Total Investments (Cost $43,627,889)—99.1%		43,629,692
Other Assets in Excess of Liabilities—0.9%		391,826
Net Assets—100.0%		$44,021,518

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Company
PSF-GTD	Permanent School Fund Guarantee Program
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
CORPORATE BONDS—0.3%
UNITED STATES—0.3%
Healthcare Providers & Services—0.3%
Sunland Medical Foundation (escrow), 12.00%, 01/01/2050(a)(b)(c)	$4,100,000	$ 280,030
Total Corporate Bonds		280,030
MUNICIPAL BONDS —98.0%
ALABAMA—1.5%
Black Belt Energy Gas District
VRDN, Series A, 5.25%, 05/01/2055(d)	400,000	425,319
VRDN, Series D-1, 5.50%, 06/01/2049(d)	285,000	301,941
Mobile County Industrial Development Authority, Series 2024B, 4.75%, 12/01/2054	600,000	588,437
Walker County Economic & Industrial Development Authority, VRDN, 1.95%, 08/01/2063(d)	200,000	200,000
Total Alabama		1,515,697
ARIZONA—6.3%
Arizona Industrial Development Authority
Series A, 4.00%, 07/15/2028(e)	185,000	184,810
Series A, 4.00%, 07/15/2029(e)	200,000	199,582
Series A, 4.00%, 07/15/2030(e)	215,000	213,632
Series A, 4.00%, 07/15/2031(e)	215,000	212,338
Series A, 4.00%, 07/15/2032(e)	450,000	441,441
Series A, 4.00%, 07/15/2035(e)	255,000	244,037
Series A, 4.00%, 07/15/2036(e)	495,000	468,334
Series A, 4.00%, 07/15/2037(e)	270,000	252,808
Series A, 5.00%, 07/15/2040(e)	415,000	415,671
Series A, 4.00%, 07/15/2041(e)	135,000	121,525
Series C, 5.00%, 01/01/2059(f)	1,647,156	909,225
Industrial Development Authority of the City of Phoenix, Series A, 5.00%, 07/01/2059	1,500,000	1,466,294
Maricopa County Industrial Development Authority
5.00%, 10/01/2026(e)	135,000	133,532
5.13%, 10/01/2030(e)	425,000	416,314
Series B, 5.00%, 07/01/2049(e)	635,000	623,825
Total Arizona		6,303,368
ARKANSAS—0.8%
City of Osceola, VRDN, 5.50%, 04/01/2036(d)	835,000	836,828
CALIFORNIA—9.0%
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(d)	1,000,000	1,049,054
California Infrastructure & Economic Development Bank, VRDN, Series A-4, 8.00%, 01/01/2050(d)(e)	1,935,000	1,992,780
California Municipal Finance Authority, Series A, 5.00%, 10/01/2026(e)	20,000	20,028
California Public Finance Authority, Series B-1, 3.13%, 05/15/2029(e)	3,075,000	3,011,317
California School Finance Authority, 5.50%, 08/01/2043(e)	100,000	105,263
Palomar Health, 5.00%, 11/01/2030	3,000,000	2,855,818
Total California		9,034,260
Shares or Principal Amount		Value

COLORADO—8.1%
Colorado Health Facilities Authority
Series B-1, 3.50%, 05/15/2030	$6,950,000	$ 6,507,677
Series B-2, 2.63%, 05/15/2029	1,705,000	1,616,023
Total Colorado		8,123,700
FLORIDA—10.0%
Capital Projects Finance Authority
Series 2024A-1, 5.25%, 06/01/2044(e)	250,000	255,400
Series 2024A-1, 5.00%, 06/01/2049(e)	145,000	143,241
Series A-1, 5.00%, 11/01/2048	685,000	668,491
Capital Trust Agency, Inc.
Series A, 3.00%, 12/15/2029(e)	290,000	271,150
Series A, 6.00%, 05/01/2043(e)	2,000,000	2,051,455
Series A-1, 4.50%, 01/01/2035(e)	295,000	294,277
Capital Trust Authority
Series A, 5.63%, 06/15/2044(e)	250,000	258,424
Series A, 6.00%, 06/15/2054(e)	210,000	218,205
City of Venice
Series B-2, 4.50%, 01/01/2030(e)	245,000	245,124
Series B-3, 4.25%, 01/01/2030(e)	675,000	675,344
Florida Development Finance Corp.
VRDN, 6.13%, 07/01/2032(d)(e)	500,000	510,887
(AGM), 5.00%, 07/01/2044	600,000	616,427
Series A, 4.00%, 12/15/2029(e)	795,000	791,130
Series A, 5.00%, 12/15/2039(e)	305,000	309,202
VRDN, Series A, 4.38%, 10/01/2054(d)(e)	500,000	503,660
Series A1, 5.00%, 06/01/2044(e)	250,000	250,038
Miami-Dade County Industrial Development Authority, 5.25%, 09/15/2044	1,950,000	1,908,759
Total Florida		9,971,214
GEORGIA—0.4%
Development Authority of Burke County, VRDN, 1.95%, 11/01/2052(d)	400,000	400,000
ILLINOIS—2.6%
Cook County School District No. 144 Prairie Hills, (BAM), Series A, 4.00%, 12/01/2033	600,000	605,824
Illinois Finance Authority
5.00%, 12/01/2028	250,000	259,470
5.00%, 12/01/2029	315,000	326,400
St. Clair County Community Unit School District No. 187 Cahokia
(AGM), Series A, 5.00%, 01/01/2049	425,000	439,446
(AGM), Series A, 5.00%, 01/01/2054	300,000	309,049
Village of Matteson
(BAM), 5.00%, 12/01/2026	150,000	155,110
(BAM), 5.00%, 12/01/2027	150,000	156,772
(BAM), 5.00%, 12/01/2028	350,000	370,201
Total Illinois		2,622,272
INDIANA—1.4%
Indiana Finance Authority
Series A, 5.00%, 06/01/2043	100,000	102,666
Series A, 5.00%, 07/01/2049	435,000	437,527
Series A, 5.00%, 06/01/2053	550,000	554,613
Series A, 5.00%, 07/01/2054	335,000	336,902
Total Indiana		1,431,708

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
IOWA—1.1%
Iowa Finance Authority, Series A, 5.13%, 05/15/2059	$1,100,000	$ 1,097,971
KANSAS—2.8%
Kansas Independent College Finance Authority, Series B, 8.50%, 05/01/2025	2,750,000	2,765,576
LOUISIANA—0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series A, 5.50%, 11/15/2025	100,000	100,147
MARYLAND—0.6%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2037	575,000	589,844
MICHIGAN—0.8%
Flint Hospital Building Authority, Series B, 4.75%, 07/01/2028	805,000	798,220
MINNESOTA—4.4%
City of Shakopee Senior Housing Revenue, VRDN, 5.85%, 11/01/2058(d)(e)	4,385,000	4,377,727
MISSISSIPPI—1.8%
Mississippi Business Finance Corp., VRDN, 1.80%, 12/01/2027(d)	200,000	200,000
Mississippi Development Bank, 4.55%, 11/01/2039(e)	1,545,000	1,559,350
Total Mississippi		1,759,350
MISSOURI—0.2%
Industrial Development Authority of The County of Platte County Missouri, 5.00%, 12/01/2025(b)(g)	675,000	239,625
NEW HAMPSHIRE—3.5%
New Hampshire Business Finance Authority
4.88%, 12/01/2033(e)	677,000	676,853
VRDN (HUD), Series A, 4.15%, 10/20/2040(d)	750,000	733,620
Series 2, 4.25%, 07/20/2041	2,123,331	2,074,266
Total New Hampshire		3,484,739
NEW JERSEY—0.2%
Passaic County Improvement Authority, 5.25%, 07/01/2043	200,000	207,072
NEW MEXICO—0.9%
New Mexico Finance Authority, 8.25%, 12/01/2045(e)	900,000	906,734
NEW YORK—10.4%
Build NYC Resource Corp.
Series A, 5.00%, 06/01/2025(e)	410,000	410,409
Series A, 5.00%, 06/01/2026(e)	430,000	433,255
Series A, 5.00%, 06/01/2027(e)	450,000	457,062
Series A, 5.00%, 06/01/2032(e)	500,000	507,193
Series A, 4.50%, 06/15/2043	690,000	669,318
City of Elmira
5.00%, 07/01/2025(e)	240,000	241,607
5.00%, 07/01/2033(e)	2,635,000	2,711,944
Madison County Capital Resource Corp., Series A, 5.50%, 09/01/2022(b)(g)	6,500,000	3,510,000
Shares or Principal Amount		Value

Metropolitan Transportation Authority, (BAM), Series A, 4.00%, 11/15/2048	$335,000	$ 317,261
New York State Dormitory Authority, 5.25%, 10/01/2049	100,000	103,764
Suffolk Regional Off-Track Betting Co.
5.00%, 12/01/2034	150,000	154,890
6.00%, 12/01/2053	300,000	310,269
Western Regional Off-Track Betting Corp., 3.00%, 12/01/2026(e)	530,000	518,353
Total New York		10,345,325
OHIO—0.1%
Cleveland-Cuyahoga County Port Authority, 5.00%, 12/01/2028	125,000	127,583
PENNSYLVANIA—1.0%
Pennsylvania Economic Development Financing Authority, VRDN, Series B, 5.25%, 12/01/2038(d)	1,000,000	1,009,822
SOUTH CAROLINA—2.5%
South Carolina Jobs-Economic Development Authority
5.25%, 02/01/2027(b)(e)(g)(h)	1,060,000	53,000
5.25%, 11/15/2039	300,000	313,697
5.50%, 11/15/2044	335,000	351,595
Series A, 4.00%, 12/01/2029(e)	1,030,000	996,116
Series A, 5.00%, 12/01/2039(e)	795,000	768,612
Total South Carolina		2,483,020
TENNESSEE—0.7%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	195,000	199,704
Shelby County Health & Educational Facilities Board, Series A1, 5.00%, 06/01/2044(e)	500,000	502,297
Total Tennessee		702,001
TEXAS—13.1%
Arlington Higher Education Finance Corp.
Series A, 4.75%, 08/15/2044	500,000	480,541
Series A, 5.00%, 08/15/2049	665,000	651,466
VRDN, Series A, 4.88%, 06/15/2056(d)(e)	560,000	563,809
Calhoun County Navigation Industrial Development Authority, AMT, Series A, 3.63%, 07/01/2026(e)	4,000,000	3,737,040
City of Houston Airport System Revenue, Series B, 5.25%, 07/15/2033	1,500,000	1,591,535
Clifton Higher Education Finance Corp.
Series A, 6.00%, 06/15/2048(e)	1,000,000	1,003,582
Series A, 6.25%, 06/15/2053(e)	200,000	202,175
Series A, 6.00%, 06/15/2054(e)	200,000	198,345
New Hope Cultural Education Facilities Finance Corp.
Series B, 4.75%, 07/01/2051	1,000,000	622,500
Series B, 2.00%, 11/15/2061(d)	737,149	269,529
Series B3, 4.25%, 10/01/2026	250,000	250,026
Series D, 6.00%, 07/01/2026(g)	95,000	13,300
Port of Beaumont Navigation District, Series A, 5.00%, 01/01/2039(e)	800,000	818,026

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
TEXAS (continued)
Port of Port Arthur Navigation District, VRDN, 2.10%, 04/01/2040(d)	$700,000	$ 700,000
Texas Private Activity Bond Surface Transportation Corp.
5.50%, 06/30/2043	1,150,000	1,216,650
5.00%, 06/30/2058	800,000	807,532
Total Texas		13,126,056
UTAH—2.5%
Utah Charter School Finance Authority
Series A, 4.50%, 10/15/2028(b)(e)	500,000	492,187
VRDN, Series A, 5.63%, 10/15/2048(d)(e)	1,950,000	1,950,268
Total Utah		2,442,455
WASHINGTON—3.0%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	375,000	392,846
Washington State Housing Finance Commission, Series B1, 2.50%, 07/01/2028(e)	2,775,000	2,621,688
Total Washington		3,014,534
WISCONSIN—8.2%
Public Finance Authority
5.50%, 12/15/2028(e)	1,414,000	1,416,260
5.38%, 12/15/2032(e)	1,932,000	1,932,874
6.25%, 02/01/2039(e)	1,305,000	1,337,517
5.00%, 02/01/2054	315,000	316,131
5.00%, 02/01/2064	315,000	313,129
Series A, 5.50%, 09/01/2030(e)	225,000	232,381
Series A, 5.13%, 07/15/2037(e)	600,000	607,754
Series A, 5.00%, 06/01/2044	520,000	527,710
Series A, 5.00%, 06/15/2044	310,000	311,195
Series A, 5.00%, 12/15/2044(e)	220,000	220,412
Series A, 5.38%, 07/15/2047(e)	500,000	503,686
Series A, 5.25%, 06/01/2054	80,000	81,213
Series A, 5.00%, 12/15/2054(e)	390,000	378,317
Total Wisconsin		8,178,579
Total Municipal Bonds		97,995,427
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares(i)	28,579	$ 28,582
Total Short-Term Investment		28,582
Total Investments (Cost $104,451,174)—98.3%		98,304,039
Other Assets in Excess of Liabilities—1.7%		1,676,167
Net Assets—100.0%		$99,980,206

(a)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 4.6% of net assets as of January 31, 2025.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Step bond. Rate disclosed is as of January 31, 2025.
(g)	Security is in default.
(h)	Security is in forbearance as of January 31, 2025.
(i)	The rate shown is the 7 day yield as of January 31, 2025.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Company
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.3%
ALABAMA—5.0%
Health Care Authority for Baptist Health, VRDN, Series B, 3.67%, 11/01/2042(a)	$25,657,000	$ 25,657,000
Industrial Development Board of the City of Mobile Alabama, VRDN, Series 2009, 1.50%, 06/01/2034(a)	1,700,000	1,700,000
West Jefferson Industrial Development Board, VRDN, 1.80%, 12/01/2038(a)	14,985,000	14,985,000
Total Alabama		42,342,000
ARIZONA—1.4%
Industrial Development Authority of the City of Phoenix Arizona, AMT, VRDN, Series D, 4.25%, 12/01/2035(a)	11,500,000	11,500,000
ARKANSAS—3.0%
Arkansas Development Finance Authority, VRDN, Series B-4, 3.69%, 09/01/2044(a)	25,462,000	25,462,000
CALIFORNIA—4.3%
California Municipal Finance Authority
VRDN, Series A, 3.80%, 07/01/2041(a)	2,000,000	2,000,570
VRDN, Series A, 4.25%, 12/01/2044(a)	500,000	500,834
Series A, 4.13%, 11/01/2046(a)	500,000	500,155
California Pollution Control Financing Authority
VRDN, 4.05%, 07/01/2043(a)(b)	2,950,000	2,950,387
VRDN, Series A-1, 4.10%, 11/01/2042(a)(b)	1,000,000	1,000,374
AMT, VRDN, Series A2, 4.10%, 11/01/2042(a)(b)	1,250,000	1,250,493
California Statewide Communities Development Authority
(AGM), Series D, 2.90%, 07/01/2041(a)	1,175,000	1,175,000
(AGM), Series E, 6.00%, 07/01/2040(a)	26,900,000	26,900,000
Total California		36,277,813
FLORIDA—3.1%
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 2.99%, 09/01/2032(a)	25,250,000	25,250,000
Miami-Dade County Industrial Development Authority, VRDN, 4.25%, 11/01/2041(a)	1,000,000	1,003,174
Total Florida		26,253,174
GEORGIA—2.9%
Bartow-Cartersville Joint Development Authority, VRDN, Series A, 2.52%, 08/01/2033(a)(b)	12,000,000	12,000,000
Development Authority of Appling County, VRDN, 2.00%, 09/01/2041(a)	6,700,000	6,700,000
Development Authority of Burke County, VRDN, 1.95%, 11/01/2052(a)	5,500,000	5,500,000
Total Georgia		24,200,000
ILLINOIS—0.2%
Illinois Development Finance Authority, VRDN, Series A, 4.25%, 11/01/2044(a)	2,000,000	2,006,349
INDIANA—2.4%
Indiana Finance Authority, VRDN, 2.70%, 08/01/2030(a)	19,900,000	19,900,000
Shares or Principal Amount		Value

IOWA—4.1%
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027	$2,515,000	$ 2,546,636
Iowa Finance Authority
VRDN, Series A, 2.58%, 07/01/2038(a)	6,630,000	6,630,000
VRDN, Series B, 2.58%, 12/01/2046(a)	25,400,000	25,400,000
Total Iowa		34,576,636
KANSAS—0.7%
City of Dodge City, VRDN, 2.65%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal, VRDN, 2.65%, 02/01/2029(a)	1,000,000	1,000,000
City of Seneca, 5.00%, 09/01/2025	4,330,000	4,339,516
Total Kansas		6,339,516
KENTUCKY—3.2%
County of Meade
AMT, VRDN, Series A-1, 2.35%, 08/01/2061(a)	24,800,000	24,800,000
AMT, VRDN, Series B-1, 2.35%, 08/01/2061(a)	100,000	100,000
Kentucky Economic Development Finance Authority, VRDN, Series A, 4.20%, 04/01/2031(a)	500,000	500,000
Kentucky Public Energy Authority, Series C-1, 4.00%, 12/01/2049(a)	1,135,000	1,136,670
Total Kentucky		26,536,670
LOUISIANA—1.1%
Calcasieu Parish Industrial Development Board, Inc., VRDN, 2.55%, 06/01/2025(a)	8,900,000	8,900,000
MARYLAND—6.6%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2025	235,000	235,870
Maryland Industrial Development Financing Authority, VRDN, 4.22%, 03/01/2030(a)	49,905,000	49,905,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2024-MS0028, 2.40%, 07/01/2042(a)(b)	5,000,000	5,000,000
Total Maryland		55,140,870
MASSACHUSETTS—1.8%
City of Holyoke, 5.00%, 04/11/2025	14,880,429	14,915,960
MINNESOTA—3.9%
JPMorgan Chase Putters/Drivers Trust, VRDN, 2.33%, 03/20/2027(a)(b)	32,550,000	32,550,000
MISSISSIPPI—7.8%
Mississippi Business Finance Corp.
AMT, VRDN, 2.00%, 07/01/2025(a)	2,800,000	2,800,000
VRDN, 1.80%, 12/01/2027(a)	900,000	900,000
VRDN, Series 1, 1.90%, 11/01/2052(a)	200,000	200,000
VRDN, Series A, 3.38%, 11/01/2032(a)	58,370,000	58,370,000
VRDN, Series C, 3.50%, 05/01/2037(a)	3,365,000	3,365,979
Total Mississippi		65,635,979
MISSOURI—1.1%
Citizens Memorial Hospital District, Series A, 5.00%, 12/01/2026	9,000,000	9,042,512

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEVADA—0.1%
State of Nevada Department of Business & Industry, VRDN, Series 2001-REMK, 4.13%, 12/01/2026(a)(b)	$1,000,000	$ 1,000,278
NEW HAMPSHIRE—2.4%
New Hampshire Business Finance Authority, VRDN, Series A, 4.50%, 10/01/2033(a)	20,000,000	20,024,314
NEW JERSEY—2.2%
City of Trenton, 4.50%, 05/29/2025	7,000,000	7,006,697
Township of Weehawken
4.50%, 03/26/2025	4,476,000	4,479,835
4.50%, 07/03/2025	7,181,000	7,202,929
Total New Jersey		18,689,461
NEW YORK—6.8%
City of Cortland, 4.50%, 05/16/2025	20,033,000	20,069,216
City of New York
VRDN, Series 3, 1.85%, 04/01/2042(a)	8,800,000	8,800,000
VRDN, Series D-3, 1.75%, 05/01/2052(a)	3,700,000	3,700,000
City of Utica, 4.00%, 08/29/2025	10,374,350	10,405,302
New York State Dormitory Authority, VRDN, Series C, 3.13%, 05/01/2044(a)	9,800,000	9,800,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2025-XL0583, 2.00%, 12/01/2032(a)(b)	4,600,000	4,600,000
Total New York		57,374,518
NORTH CAROLINA—0.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, 3.75%, 12/01/2027(a)	3,200,000	3,200,163
Fayetteville State University, (AGM), 5.00%, 04/01/2026	470,000	479,285
Total North Carolina		3,679,448
OHIO—1.8%
State of Ohio
VRDN, Series B, 2.45%, 01/15/2045(a)	3,300,000	3,300,000
VRDN, Series C, 2.50%, 01/15/2045(a)	6,165,000	6,165,000
VRDN, Series C, 2.50%, 01/15/2051(a)	5,300,000	5,300,000
Total Ohio		14,765,000
OKLAHOMA—1.0%
Oklahoma Development Finance Authority, VRDN, Series B, 2.89%, 08/15/2031(a)	8,770,000	8,770,000
OREGON—0.7%
Port of Portland, VRDN, 1.94%, 06/15/2027(a)	6,325,000	6,325,000
PENNSYLVANIA—7.3%
Central Bradford Progress Authority, VRDN, Series D, 2.87%, 12/01/2041(a)	22,225,000	22,225,000
Montgomery County Higher Education & Health Authority, VRDN, Series D, 3.05%, 09/01/2050(a)	6,000,000	6,000,000
Pennsylvania Economic Development Financing Authority
VRDN, Series A, 4.15%, 04/01/2034(a)	900,000	900,354
VRDN, Series B-1, 4.15%, 04/01/2049(a)	1,000,000	1,000,394
Shares or Principal Amount		Value

Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 3.05%, 09/01/2045(a)	$25,300,000	$ 25,300,000
Philadelphia Authority for Industrial Development, VRDN, Series B, 3.05%, 09/01/2050(a)	5,900,000	5,900,000
Total Pennsylvania		61,325,748
SOUTH CAROLINA—0.5%
County of Berkeley, VRDN, Series A, 2.60%, 03/01/2029(a)	4,105,000	4,105,000
TENNESSEE—4.0%
Chattanooga Health Educational & Housing Facility Board, VRDN, Series C, 2.50%, 05/01/2039(a)	4,680,000	4,680,000
Lewisburg Industrial Development Board, VRDN, 4.25%, 07/02/2035(a)	2,000,000	2,000,000
Public Building Authority of Blount County Tennessee, VRDN, (CNTY GTD), Series C-1-A, 2.58%, 06/01/2029(a)	21,710,000	21,710,000
Public Building Authority of Sevier County, VRDN, (CNTY GTD), Series 6-A1, 2.58%, 06/01/2029(a)	5,000,000	5,000,000
Total Tennessee		33,390,000
TEXAS—13.9%
City of Houston Hotel Occupancy Tax & Special Revenue, 4.00%, 09/01/2025	425,000	427,359
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 2.78%, 11/15/2046(a)	30,000,000	30,000,000
Las Varas Public Facility Corp., 3.75%, 11/01/2025	3,700,000	3,702,115
Mission Economic Development Corp.
VRDN, 4.25%, 01/01/2026(a)	1,500,000	1,500,000
VRDN, Series A, 4.25%, 05/01/2050(a)	3,000,000	3,000,000
VRDN, Series B, 4.13%, 07/01/2040(a)	1,250,000	1,250,387
Port of Corpus Christi Authority of Nueces County
VRDN, 2.60%, 01/01/2030(a)(b)	1,200,000	1,200,000
VRDN, Series A, 2.50%, 07/01/2029(a)(b)	18,200,000	18,200,000
Port of Port Arthur Navigation District
VRDN, 2.10%, 04/01/2040(a)	9,100,000	9,100,000
VRDN, 2.10%, 04/01/2040(a)	2,900,000	2,900,000
VRDN, Series D, 2.60%, 11/01/2040(a)	11,200,000	11,200,000
VRDN, Series E, 2.58%, 11/01/2040(a)	11,650,000	11,650,000
State of Texas, VRDN, Series B, 2.74%, 04/01/2036(a)	7,700,000	7,700,000
Tarrant County Cultural Education Facilities Finance Corp.
VRDN, Series C, 2.10%, 11/15/2050(a)	4,300,000	4,300,000
VRDN, Series C1, 2.30%, 07/01/2047(a)	2,425,000	2,425,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2021-MS0002, 2.20%, 06/15/2056(a)(b)	7,000,000	7,000,000
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2025	1,500,000	1,515,776
Total Texas		117,070,637

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WEST VIRGINIA—4.1%
West Virginia Economic Development Authority, VRDN, Series A, 2.31%, 02/01/2036(a)	$7,300,000	$ 7,300,000
West Virginia Hospital Finance Authority, VRDN, Series E, 2.86%, 06/01/2033(a)	26,895,000	26,895,000
Total West Virginia		34,195,000
WISCONSIN—1.5%
Public Finance Authority, VRDN, Series A-3, 4.25%, 09/01/2027(a)	4,000,000	4,000,000
Town of Red Cedar, AMT, VRDN, 2.30%, 09/01/2027(a)	8,575,000	8,575,000
Total Wisconsin		12,575,000
Total Municipal Bonds		834,868,883
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	50,238	50,243
Total Short-Term Investment		50,243
Total Investments (Cost $834,800,694)—99.3%		834,919,126
Other Assets in Excess of Liabilities—0.7%		5,729,852
Net Assets—100.0%		$840,648,978

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles in the United States of America ("U.S. GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars .
a.    Security Valuation:
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
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Notes to Statement of Investments  (concluded)
January 31, 2025 (unaudited)

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
42